Spartan®

California
Municipal Income
Fund

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the Spartan® California Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the Spartan California Municipal Income's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	6.64%	32.07%	79.04%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show the Spartan California Municipal Income's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Spartan California Municipal Income's returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. You can also compare the Spartan California Municipal Income's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	6.64%	5.72%	6.00%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take the Spartan California Municipal Income's cumulative return and show you what would have happened if the Spartan California Municipal Income had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® California Municipal Income on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended February 28,			Year ended February 29,	Year ended February 28,
	2003	2002	2001	2000	1999
Dividend returns	4.46%	4.61%	5.22%	4.46%	4.73%
Capital returns	2.18%	1.75%	7.20%	-6.74%	1.27%
Total returns	6.64%	6.36%	12.42%	-2.28%	6.00%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by Spartan California Municipal Income. A capital return reflects both the amount paid by Spartan California Municipal Income to shareholders as capital gain distributions and changes in Spartan California Municipal Income's share price. Both returns assume the dividends or capital gains, if any, paid by Spartan California Municipal Income are reinvested.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.12¢	26.69¢	54.10¢
Annualized dividend rate	4.25%	4.24%	4.30%
30-day annualized yield	3.33%	-	-
30-day annualized tax-equivalent yield	5.65%	-	-

Dividends per share show the income paid by Spartan California Municipal Income for a set period. If you annualize this number, based on an average share price of $12.65 over the past one month, $12.70 over the past six months and $12.58 over the past one year, you can compare Spartan California Municipal Income's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

While municipal bonds didn't quite match the strong absolute returns of Treasury and high-quality corporate bonds during the past year, a closer look reveals that they were still an outstanding investment during the course of the 12-month period ending February 28, 2003. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.67%. Comparatively, the Lehman Brothers Aggregate Bond Index - a gauge of the investment-grade taxable bond market - returned 9.91%, while the Lehman Brothers Treasury and Credit Bond indexes advanced in the neighborhood of 11.50%. But what these numbers don't reveal is that, at times, high-quality, long-term muni bond yields were higher than the yields on 30-year Treasury bonds, plus munis had the added benefit of their tax-free interest advantage. Higher yields and tax-free interest made munis a relative bargain. But that doesn't mean the muni bond market didn't face its share of difficulties during the year. New economic proposals dampened muni bond performance on occasion. Additionally, a tremendous amount of new issuance by state, city and local governments - many of which are facing significant budget shortfalls - could lead to heightened credit risk, although defaults among investment-grade muni issuers are rare.

(Portfolio Manager photograph)
An interview with Doug McGinley, Portfolio Manager of Spartan® California Municipal Income Fund

Q. How did the fund perform, Doug?

A. For the 12-months ending February 28, 2003, Spartan California Municipal Income returned 6.64%, while the California municipal debt funds average returned 5.81%, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index returned 6.70%.

Q. What helped the fund outpace its Lipper peer average?

A. It stemmed from a combination of factors, including our focus on high-quality securities, prudent sector selection and advantageous yield-curve positioning. Our emphasis on high-quality securities helped boost performance because investors generally shied away from lower-quality bonds in response to heightened concerns about credit risk amid weak economic conditions. In terms of sector selection, the fund's performance benefited from our focus on select health care and essential services bonds, such as those issued by water and sewer utilities. Some of California's health care facilities and systems saw their share of problems. Fortunately, the fund's health care holdings were concentrated in bonds issued by health care entities with much stronger financial trends due to prudent cost management and higher payments from private insurers, rather than the state-run Medicaid program. Our relatively large weighting in essential services bonds also helped. Because their revenues are, by definition, essential, they were not all that sensitive to the economic slowdown. Our underweighting - compared to the California muni market overall - in general obligation bonds (GOs) issued by the state also helped. Their prices lost ground due to the state's deteriorating fiscal condition and a credit rating downgrade of its debt. Finally, our decisions involving yield-curve exposure - meaning how we positioned the fund in short- and long-term bonds at various points in time - also generally benefited performance.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Although the California municipal market turned in relatively strong gains for the year, it struggled with volatility . . .

A. That's right - rates and bond yields fluctuated in response to economic and geopolitical news, spiking higher when developments seemed to be positive, and lower when sentiment was more negative. This interest rate volatility made it very difficult for investors who positioned their portfolios based on a view of where rates were headed. Since the direction of rates is very hard to predict on a consistent basis over longer periods of time, our approach is to manage the fund so that its interest rate sensitivity is in line with the California muni market overall. We'd rather concentrate our efforts on adding value in other ways without taking on the additional risk that comes with potentially incorrect interest rate calls.

Q. Were there any disappointments?

A. Probably the biggest disappointment, although it only detracted modestly, was that we weren't able to buy as many so-called "power bonds" as we wanted to last year when they came to market. Subsequently, the bonds - which were issued for the purpose of reimbursing the state for the costs incurred in its energy crisis - performed quite well. Because many investors viewed the bonds as undervalued, their initial offering was oversubscribed, limiting how much we could buy. That said, the power bonds we did own made a positive contribution to performance.

Q. What's your outlook?

A. The supply of California municipals - which I expect to be robust in 2003 - could put some pressure on existing bond prices. The bigger uncertainty is demand. If stocks rally, some investors may sell munis. Interest rates, of course, will be the main factor driving the market. I think it's important for shareholders to realize that, with interest rates currently at such low levels, it will be difficult for nearly every type of bond - not just munis - to replicate the kinds of returns they've enjoyed over the past two years. Since I don't forecast the direction of rates, I will manage the interest rate sensitivity of the portfolio to approximate that of the Lehman Brothers index and focus on buying bonds that our research indicates are undervalued with the intention of holding them until they are more fully valued.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of February 28, 2003, more than $1.7 billion

Manager: Doug McGinley, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on opportunities in the California muni market:

"Not surprisingly, perhaps, the state of California is the biggest municipal bond issuer in the California municipal market. Despite its overwhelming influence over the state's muni market, we've found a number of ways to help insulate the fund's performance from the growing set of problems that the state is currently encountering. Over the past year, for example, we've tended to favor bonds issued by providers of essential services - such as water and sewer - because they generally have little reliance on the state for funding and their revenues are less susceptible to the economic slowdown. Bonds issued by higher education institutions also tend to be more resilient to an economic downturn, although we approached this group very selectively because public colleges and universities in particular are facing cutbacks in state funding. Health care is another area that may suffer declining state aid as the state pares Medicaid spending, so we've taken a very selective approach there as well. In addition to these economically resilient types of bonds, we also look for general obligation bonds issued by cities and counties - there are literally hundreds of choices in this category - that enjoy relatively strong economic conditions and reasonable fiscal stability."

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.3	26.3
Transportation	16.4	15.5
Electric Utilities	14.0	11.4
Health Care	10.3	9.6
Education	8.2	6.6
Average Years to Maturity as of February 28, 2003
		6 months ago
Years	13.9	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	7.0	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
AAA 58.8%	AAA 59.5%
AA,A 32.2%	AA,A 32.4%
BBB 6.9%	BBB 6.2%
Not Rated 1.7%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.7%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 439
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,713
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,031
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,368
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,195
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,437
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,365
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	786
5% 4/1/10	1,640	1,829
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,296
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	3,500	3,585
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,058
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,880
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,658
0% 8/1/12 (AMBAC Insured)	2,800	1,931
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/20 (FGIC Insured) (a)	9,515	10,033
Series J1:
7% 12/1/12	730	920
7% 12/1/12 (Escrowed to Maturity) (d)	270	351
Series S, 5% 12/1/19	3,160	3,293
Series Y:
5.25% 12/1/15 (FGIC Insured) (a)	5,000	5,563
5.25% 12/1/17 (FGIC Insured) (a)	5,000	5,501
5.25% 12/1/19 (FGIC Insured) (a)	5,000	5,431
California Dept. Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	20,600	23,297
5.5% 5/1/08	5,000	5,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. Wtr. Resources Pwr. Supply Rev. Series A: - continued
5.875% 5/1/16	$ 3,900	$ 4,370
6% 5/1/14	7,500	8,577
California Edl. Facilities Auth. Rev.:
(California Institute of Technology Proj.) Series A, 5% 10/1/32	2,275	2,325
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	4,090	4,372
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,184
(Claremont McKenna College Proj.) 5% 11/1/29	5,000	5,092
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,228
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	2,500	2,489
5.75% 9/15/30	13,735	14,741
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,788
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	1,650	1,863
5.25% 9/1/17 (AMBAC Insured)	1,000	1,132
5.25% 9/1/26	7,910	8,364
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,024
5.125% 2/1/30	6,000	5,988
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,675
Series O, 5.125% 1/1/31	8,630	8,830
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,472
Series C, 5.125% 10/1/28	7,725	7,972
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	2,051
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,700
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,404
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,476
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,133
5% 11/1/07	25,000	27,734
5% 11/1/12	14,850	15,987
5% 10/1/18	3,000	3,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/18	$ 9,245	$ 9,502
5.25% 10/1/09	2,150	2,400
5.25% 10/1/14	300	317
5.25% 10/1/17	1,500	1,562
5.375% 10/1/28	4,250	4,347
5.5% 3/1/12 (MBIA Insured)	5,000	5,671
5.5% 6/1/28	5,000	5,147
5.625% 5/1/26	4,000	4,155
5.75% 10/1/10	7,325	8,377
5.75% 12/1/10	2,500	2,866
5.75% 5/1/30	3,080	3,248
6.5% 2/1/08	4,000	4,639
6.6% 2/1/09	14,355	16,860
6.6% 2/1/11 (MBIA Insured)	1,100	1,329
6.75% 8/1/10	5,675	6,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,321
Series A:
4.5% 7/1/03	1,210	1,218
4.5% 7/1/04	1,500	1,545
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,822
6.25% 12/1/34	15,905	16,943
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	4,720	4,771
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	65
Series 1983 A, 0% 2/1/15	8,187	2,884
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	1,160	1,167
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	2,600	2,684
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	2,500	2,706
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,103
5.25% 2/1/32 (AMBAC Insured)	6,295	6,559
5.25% 6/1/30 (MBIA Insured)	1,700	1,751
5.5% 6/1/20 (MBIA Insured)	1,780	1,949
5.5% 6/1/21 (MBIA Insured)	4,780	5,209
5.5% 6/1/22 (MBIA Insured)	5,040	5,479
5.5% 6/1/23 (MBIA Insured)	5,320	5,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
5.5% 6/1/24 (MBIA Insured)	$ 5,610	$ 6,037
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (c)	7,000	7,279
5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (b)(c)	11,500	11,772
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,692
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,619
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,426
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,174
5.5% 6/1/19	3,000	3,124
6% 6/1/07	1,590	1,813
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,345
5.375% 11/1/13	5,055	5,427
5.375% 11/1/14	5,000	5,344
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,500
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,445
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,278
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,322
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	1,210	1,316
6.5% 9/1/04	1,090	1,166
Series B:
5.5% 6/1/19	1,650	1,697
6.4% 12/1/09	3,700	4,408
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	$ 1,000	$ 1,136
5.375% 11/1/18 (AMBAC Insured)	1,000	1,107
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,321
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	2,470	2,943
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (b)	5,000	5,143
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (b)	26,000	26,983
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,817
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,719
5.5% 7/1/23	3,000	3,038
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,111
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	5,000	5,446
5.616% 7/1/13 (MBIA Insured)	10,000	10,257
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,925	4,350
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,997
5.5% 7/1/07	1,425	1,590
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (b)(c)	3,000	3,057
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	967
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,881
7% 8/1/13 (MBIA Insured)	4,740	6,089
7.25% 8/1/07 (MBIA Insured)	1,755	2,127
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	4,800	4,955
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Clovis Unified School District (Election 2001 Proj.) Series B:
0% 8/1/26 (FGIC Insured)	$ 1,750	$ 509
0% 8/1/27 (FGIC Insured)	2,500	686
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (d)	6,805	4,509
0% 11/1/14 (Escrowed to Maturity) (d)	3,000	1,891
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	819
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	929
5% 4/1/11	2,000	2,080
5% 4/1/12	4,210	4,346
5% 4/1/13	1,830	1,868
5.25% 4/1/09	1,600	1,703
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,475	1,505
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,058
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	541
0% 10/1/25 (AMBAC Insured)	1,665	508
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	771
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	1,769
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	3,500	1,955
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	671
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,712
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,028
0% 10/1/26 (MBIA Insured)	2,290	660
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,389
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
5% 8/1/21 (FGIC Insured)	$ 2,000	$ 2,097
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/05 (Escrowed to Maturity) (d)	1,000	973
0% 1/1/15 (Escrowed to Maturity) (d)	18,500	11,163
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	508
5% 1/1/35 (MBIA Insured)	16,070	16,281
5.5% 1/15/08 (MBIA Insured)	8,945	10,190
5.75% 1/15/40	3,000	3,036
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	817
Fullerton Joint Union High School District Series A, 5% 8/1/18 (FSA Insured)	1,000	1,065
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,091
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,740
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	2,000	2,045
6.75% 6/1/39	8,000	7,893
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	620	738
7.3% 9/1/11 (MBIA Insured)	555	709
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (c)	4,270	4,730
Series A:
5.5% 5/15/08 (FGIC Insured) (c)	8,780	9,921
6% 5/15/09 (FGIC Insured) (c)	3,300	3,787
6% 5/15/10 (FGIC Insured) (c)	1,000	1,155
6% 5/15/12 (FGIC Insured) (c)	3,500	4,053
5.125% 5/15/13 (c)	12,450	12,805
5.5% 5/15/11 (MBIA Insured) (c)	700	751
5.5% 5/15/15 (MBIA Insured) (c)	3,710	3,999
5.75% 5/15/07 (MBIA Insured) (c)	5,345	5,855
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured)	$ 2,605	$ 3,083
6% 12/1/15 (AMBAC Insured)	3,095	3,742
6% 12/1/16 (AMBAC Insured)	3,285	3,974
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	3,770	2,933
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	6,400	4,743
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (d)	3,380	2,254
(Disney Parking Proj.):
0% 3/1/10	2,000	1,533
0% 3/1/11	1,950	1,411
0% 3/1/12	2,180	1,489
0% 3/1/13	6,490	4,125
0% 3/1/18	3,000	1,414
0% 3/1/19	3,175	1,406
0% 3/1/20	1,000	417
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,434
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,661
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,217
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	1,000	1,068
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	17,190
5.4% 11/15/31 (MBIA Insured)	1,875	1,946
4.75% 8/15/12 (FGIC Insured)	2,915	3,021
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (d)	3,120	3,234
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (d)	1,395	1,429
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	153
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (d)	1,650	1,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (d)	$ 195	$ 206
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,209
5.5% 10/15/10	2,630	2,998
5.5% 10/15/11 (MBIA Insured)	3,670	4,143
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,968
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (c)	3,000	3,349
5.5% 8/1/07 (AMBAC Insured) (c)	4,740	5,345
Series B:
5.25% 11/1/06 (c)	7,380	8,221
5.25% 11/1/07 (c)	4,290	4,751
5.25% 11/1/10 (c)	9,105	9,867
5.25% 11/1/11 (c)	7,095	7,633
5.3% 8/1/06 (c)	2,000	2,216
5.5% 8/1/08 (c)	1,505	1,654
7.6% 10/1/18 (Escrowed to Maturity) (d)	14,810	19,497
Los Angeles Unified School District Series A, 5.25% 7/1/14 (MBIA Insured) (a)	5,000	5,621
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (d)	2,480	3,137
Series I:
5% 7/1/13 (MBIA Insured)	1,500	1,646
5% 7/1/15 (MBIA Insured)	2,000	2,161
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	794
Marin Muni. Wtr. District Wtr. Rev. 5% 7/1/19 (AMBAC Insured)	1,000	1,061
Metro. Wtr. District Southern California Wtrwks. Rev. Series A:
4.75% 7/1/22	5,000	5,058
5% 7/1/26	16,500	16,735
5% 7/1/30 (MBIA Insured)	3,500	3,550
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	861
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,660
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,687
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	2,270	1,761
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	489
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,232
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,678
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	966
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,679
12% 8/1/17 (FSA Insured)	1,000	1,822
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,685
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (d)	3,825	5,253
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,980
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,498
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,356
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,802
0% 8/1/09 (MBIA Insured)	3,260	2,662
0% 8/1/10 (MBIA Insured)	3,255	2,510
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (c)	2,000	2,109
5.5% 7/1/11 (MBIA Insured) (c)	4,000	4,430
6% 7/1/05 (MBIA Insured) (c)	3,000	3,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Orange County Arpt. Rev.: - continued
6% 7/1/07 (MBIA Insured) (c)	$ 9,135	$ 10,446
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	4,166
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,580
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,222
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	1,000	1,037
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,052
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,396
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	8,830	8,597
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,196
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,960	2,044
6.15% 9/2/12	12,205	12,663
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (d)	4,535	5,258
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (c)	9,335	9,355
5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,715
5% 11/1/15 (MBIA Insured) (c)	5,850	6,264
5% 11/1/17 (MBIA Insured) (c)	3,355	3,554
5% 11/1/18 (MBIA Insured) (c)	2,740	2,907
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	300	288
0% 11/1/06 (MBIA Insured)	2,890	2,697
0% 11/1/07 (MBIA Insured)	4,250	3,808
Series G:
5.375% 11/1/08 (MBIA Insured) (c)	1,805	2,038
6% 11/1/07 (MBIA Insured) (c)	1,650	1,904
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,710
0% 6/1/08 (FGIC Insured)	1,300	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 105	$ 108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	5,000	5,158
6.5% 6/1/12 (MBIA Insured)	15,500	18,554
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,249
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,170
5% 10/1/08	1,135	1,222
5% 10/1/09	1,140	1,216
5.1% 10/1/10	1,245	1,322
5.25% 10/1/12	1,375	1,447
5.5% 10/1/22	4,500	4,627
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	449
0% 8/1/25 (FGIC Insured)	2,725	839
0% 8/1/26 (FGIC Insured)	1,365	397
0% 8/1/27 (FGIC Insured)	1,500	412
Roseville City School District:
0% 8/1/25 (FGIC Insured) (a)	1,745	527
0% 8/1/27 (FGIC Insured) (a)	1,940	520
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,276
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,157
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	700	711
6.375% 7/1/10	700	764
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	1,000	1,116
5.25% 8/15/14 (FSA Insured)	1,750	1,947
5.25% 8/15/15 (FSA Insured)	1,660	1,832
5.25% 8/15/16 (FSA Insured)	1,500	1,644
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,178
Series M, 5.25% 7/1/28	6,500	6,629
5.3% 11/15/05 (FSA Insured)	8,900	9,342
5.4% 11/15/06 (FSA Insured)	32,800	34,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
5.45% 11/15/08 (FGIC Insured)	$ 17,700	$ 18,520
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	5,063
6.5% 7/1/07	2,000	2,261
6.5% 7/1/08	1,000	1,124
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,996
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,565
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,145
5% 10/1/05	1,270	1,378
5% 10/1/07	1,400	1,555
5% 10/1/09	1,545	1,707
5.25% 10/1/11	1,705	1,886
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	5,000	5,689
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,670
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	9,000	9,176
6% 7/1/19 (MBIA Insured)	1,000	1,211
6.05% 7/1/18 (MBIA Insured)	2,290	2,788
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,840
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,087
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,682
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,314
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,779
5.25% 1/1/19 (AMBAC Insured) (c)	4,750	5,011
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (c)	$ 2,805	$ 3,024
5.3% 5/1/06 (MBIA Insured) (c)	3,680	4,055
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (c)	1,625	1,796
Issue 15A:
5.5% 5/1/07 (FSA Insured) (c)	5,680	6,365
5.5% 5/1/09 (FSA Insured) (c)	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (c)	5,035	5,411
5.5% 5/1/06 (FSA Insured) (c)	1,850	2,047
5.5% 5/1/08 (FSA Insured) (c)	2,945	3,310
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,577
6% 5/1/05 (MBIA Insured) (c)	2,375	2,590
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (c)	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (c)	2,755	3,096
Issue 3, 6.1% 5/1/13 (MBIA Insured) (c)	2,650	2,723
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,951
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (c)	2,935	3,289
5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,546
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,142
Series A:
0% 8/1/08 (FGIC Insured)	1,085	937
0% 8/1/09 (FGIC Insured)	1,085	889
0% 8/1/10 (FGIC Insured)	1,085	840
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	5,000	1,479
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,751
0% 1/15/15 (MBIA Insured)	5,000	2,929
0% 1/15/31 (MBIA Insured)	5,000	1,115
5.25% 1/15/30 (MBIA Insured)	8,600	8,972
5.5% 1/15/28	1,060	1,032
0% 1/1/12 (Escrowed to Maturity) (d)	15,000	10,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	$ 1,000	$ 1,111
5.25% 3/1/16 (FGIC Insured)	2,040	2,226
5.25% 3/1/17 (FGIC Insured)	3,000	3,255
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,877
5.875% 3/1/07 (FGIC Insured)	1,905	2,081
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,181
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	4,500	1,468
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	694
0% 9/1/24 (FGIC Insured)	3,500	1,142
0% 9/1/25 (FGIC Insured)	1,490	456
0% 9/1/26 (FGIC Insured)	1,500	434
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,429
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,105
5.75% 8/1/30 (FGIC Insured)	7,490	8,193
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,950
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,015
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,629
6% 8/1/29 (FGIC Insured)	6,770	7,716
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	2,200	2,666
7.25% 8/1/12 (MBIA Insured)	1,865	2,390
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured) (a)	1,145	1,269
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,243
Saugus Union School District Series A, 5% 8/1/20 (FGIC Insured)	1,000	1,055
Shasta Union High School District 0% 8/1/26 (FGIC Insured)	1,000	291
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	$ 3,890	$ 4,753
8% 8/15/09 (FGIC Insured)	3,650	4,715
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	1,400	1,695
6.75% 7/1/11	6,500	7,916
7% 7/1/05	920	926
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (d)	1,000	1,025
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,087
Sulpher Springs Unified School District Series A:
0% 9/1/08 (MBIA Insured)	4,745	4,076
0% 9/1/09 (MBIA Insured)	2,485	2,024
0% 9/1/12 (MBIA Insured)	2,750	1,890
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,113
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,670
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,414
6% 6/1/22	1,100	1,182
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,853
0% 8/1/19 (FGIC Insured)	2,270	1,033
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	22,420	23,655
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,264
5.25% 1/1/13	8,500	8,705
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,828
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,458
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.) 6.125% 8/15/04 (Escrowed to Maturity) (d)	$ 980	$ 1,051
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,673
		1,677,764
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	1,795	1,824
4% 10/1/04	1,620	1,677
		3,501
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	10,000	11,467
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,575,958)	1,692,732
NET OTHER ASSETS - 0.4%	7,425
NET ASSETS - 100%	$ 1,700,157
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.3%
Transportation	16.4
Electric Utilities	14.0
Health Care	10.3
Education	8.2
Water & Sewer	7.1
Special Tax	6.7
Escrowed/Pre-Refunded	6.6
Others* (individually less than 5%)	8.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $339,133,000 and $308,289,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,655,000 or 1.4% of net assets.

Income Tax Information
The fund hereby designates approximately $8,951,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		Amounts in thousands (except per-share amounts)

Assets
Investment in securities, at value (cost $1,575,958) - See accompanying schedule		$ 1,692,732
Cash		21,573
Receivable for investments sold		17,979
Receivable for fund shares sold		541
Interest receivable		18,268
Other receivables		11
Total assets		1,751,104

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,873
Payable for fund shares redeemed	1,813
Distributions payable	1,552
Accrued management fee	535
Distribution fees payable	10
Other payables and accrued expenses	164
Total liabilities		50,947

Net Assets		$ 1,700,157
Net Assets consist of:
Paid in capital		$ 1,576,971
Undistributed net investment income		1,389
Accumulated undistributed net realized gain (loss) on investments		5,023
Net unrealized appreciation (depreciation) on investments		116,774
Net Assets		$ 1,700,157

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,093 ÷ 242.46 shares)	$ 12.76

Maximum offering price per share (100/95.25 of $12.76)	$ 13.40
Class T: Net Asset Value and redemption price per share ($1,008 ÷ 78.80 shares)	$ 12.79

Maximum offering price per share (100/96.50 of $12.79)	$ 13.25
Class B: Net Asset Value and offering price per share ($4,462 ÷ 349.71 shares) A	$ 12.76

Class C: Net Asset Value and offering price per share ($7,472 ÷ 585.95 shares) A	$ 12.75

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,682,623 ÷ 131,922.70 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,499 ÷ 117.45 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 80,712
Expenses
Management fee	$ 6,385
Transfer agent fees	1,155
Distribution fees	41
Accounting fees and expenses	383
Non-interested trustees' compensation	6
Custodian fees and expenses	26
Registration fees	107
Audit	53
Legal	15
Miscellaneous	45
Total expenses before reductions	8,216
Expense reductions	(228)	7,988
Net investment income (loss)		72,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,062
Change in net unrealized appreciation (depreciation) on investment securities		17,340
Net gain (loss)		34,402
Net increase (decrease) in net assets resulting from operations		$ 107,126

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,724	$ 70,307
Net realized gain (loss)	17,062	5,791
Change in net unrealized appreciation (depreciation)	17,340	18,857
Net increase (decrease) in net assets resulting from operations	107,126	94,955
Distributions to shareholders from net investment income	(72,090)	(69,767)
Distributions to shareholders from net realized gain	(9,302)	(1,971)
Total distributions	(81,392)	(71,738)
Share transactions - net increase (decrease)	19,962	118,795
Redemption fees	45	84
Total increase (decrease) in net assets	45,741	142,096

Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $1,389 and undistributed net investment income of $512, respectively)	$ 1,700,157	$ 1,654,416

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.303
Net realized and unrealized gain (loss)	.212
Total from investment operations	.515
Distributions from net investment income	(.297)
Distributions from net realized gain	(.058)
Total distributions	(.355)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.65% A
Net investment income (loss)	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.296
Net realized and unrealized gain (loss)	.241
Total from investment operations	.537
Distributions from net investment income	(.289)
Distributions from net realized gain	(.058)
Total distributions	(.347)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.79
Total Return B, C, D	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.247
Net realized and unrealized gain (loss)	.210
Total from investment operations	.457
Distributions from net investment income	(.239)
Distributions from net realized gain	(.058)
Total distributions	(.297)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.42% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.239
Net realized and unrealized gain (loss)	.200
Total from investment operations	.439
Distributions from net investment income	(.231)
Distributions from net realized gain	(.058)
Total distributions	(.289)
Redemption fees added to paid in capitalE	-
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A
Expenses net of voluntary waivers, if any	1.54% A
Expenses net of all reductions	1.53% A
Net investment income (loss)	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 7
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.546 B	.555 B, E	.568 B	.557 B	.569
Net realized and unrealized gain (loss)	.265	.211 E	.832	(.838)	.154
Total from investment operations	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	(.039)	-
Total distributions	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- B	.001 B	-	-	-
Net asset value, end of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total Return A	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.34%	4.47% E	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	18%	13%	16%	35%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended February 28,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.316
Net realized and unrealized gain (loss)	.211
Total from investment operations	.527
Distributions from net investment income	(.309)
Distributions from net realized gain	(.058)
Total distributions	(.367)
Redemption fees added to paid in capitalD	-
Net asset value, end of period	$ 12.76
Total Return B, C	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.49% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 114,690	|
Unrealized depreciation	(707)
Net unrealized appreciation (depreciation)	113,983
Undistributed ordinary income	5,519
Undistributed long-term capital gain	8,493
Total Distributable earnings	$ 127,995
Cost for federal income tax purposes	$ 1,578,749

The tax character of distributions paid was as follows:

	February 28, 2003	February 28, 2002
Ordinary Income	$ 72,491	$ 69,767
Long-term Capital Gains	8,901	1,971
Total	$ 81,392	$ 71,738

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2	$ -
Class T	0%	.25%	1	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	25	25
			$ 41	$ 34

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 12	$ 12
Class T	2	1
Class B*	3	3
Class C*	1	1
	$ 18	$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC) an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1	.09*
Class T	1	.10*
Class B	1	.09*
Class C	2	.10*
Spartan California Municipal Income	1,149.07
Institutional Class	1	.08*
	$ 1,155

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $62.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions - continued

fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $96, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ -
Class T	-
Class B	-
Class C	-
Spartan California Municipal Income	46
Institutional Class	-
$ 46

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2003 A	Year ended February 28, 2002
From net investment income
Class A	$ 46	$ -
Class T	20	-
Class B	44	-
Class C	77	-
Spartan California Municipal Income	71,876	69,767
Institutional Class	27	-
Total	$ 72,090	$ 69,767
From net realized gain
Class A	$ 11	$ -
Class T	5	-
Class B	13	-
Class C	24	-
Spartan California Municipal Income	9,242	1,971
Institutional Class	7	-
Total	$ 9,302	$ 1,971

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended February 28,		Dollars Years ended February 28,
	2003 A	2002	2003 A	2002
Class A
Shares sold	258	-	$ 3,287	$ -
Reinvestment of distributions	1	-	18	-
Shares redeemed	(17)	-	(220)	-
Net increase (decrease)	242	-	$ 3,085	$ -
Class T
Shares sold	124	-	$ 1,594	$ -
Reinvestment of distributions	2	-	22	-
Shares redeemed	(47)	-	(600)	-
Net increase (decrease)	79	-	$ 1,016	$ -
Class B
Shares sold	361	-	$ 4,589	$ -
Reinvestment of distributions	2	-	31	-
Shares redeemed	(13)	-	(171)	-
Net increase (decrease)	350	-	$ 4,449	$ -
Class C
Shares sold	611	-	$ 7,765	$ -
Reinvestment of distributions	6	-	72	-
Shares redeemed	(31)	-	(397)	-
Net increase (decrease)	586	-	$ 7,440	$ -
Spartan California Municipal Income
Shares sold	28,507	39,509	$ 358,744	$ 491,893
Reinvestment of distributions	4,657	4,142	58,599	51,450
Shares redeemed	(33,045)	(34,277)	(414,881)	(424,548)
Net increase (decrease)	119	9,374	$ 2,462	$ 118,795
Institutional Class
Shares sold	136	-	$ 1,744	$ -
Reinvestment of distributions	1	-	17	-
Shares redeemed	(20)	-	(251)	-
Net increase (decrease)	117	-	$ 1,510	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan California Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Spartan California Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan California Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan California Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan California Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan California Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan California Municipal Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan California Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Fund (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan California Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan California Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan California Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan California Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Spartan California Municipal Income	04/07/03	04/04/03	$0.065

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 13.70% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

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Spartan®

California Municipal
Money Market Fund

and

Fidelity ®

California Municipal
Money Market Fund

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies
Spartan California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Accountants	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.15%	12.68%	31.25%
California Tax-Free Money Market Funds Average	0.86%	11.51%	27.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.15%	2.42%	2.76%
California Tax-Free Money Market Funds Average	0.86%	2.20%	2.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan California Municipal Money Market Fund
Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02
Spartan California Municipal Money Market	0.88%	1.03%	1.08%	1.22%	1.11%

If Fidelity had not reimbursed certain fund expenses	0.80%	0.95%	1.00%	1.14%	1.03%

California Tax-Free Money Market Funds Average	0.60%	0.70%	0.82%	1.09%	0.84%

Spartan California Municipal Money Market - Tax-equivalent	1.49%	1.76%	1.83%	2.07%	1.91%

If Fidelity had not reimbursed certain fund expenses	1.35%	1.62%	1.70%	1.93%	1.78%

Portion of fund's income subject to state taxes	0.08%	0.08%	0.11%	0.07%	11.93%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan California Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended February 28, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. By the fourth quarter of 2002, the Fed intervened once again, lowering rates in November to support the economy. Faced with a struggling stock market and possible war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for California municipal money market securities?

A. California's economy remained relatively strong, but the impact of stock market declines was profound. Revenues from income and capital gains tax collections had been exceptionally healthy in the late '90s due to the heavy concentration of high-tech businesses within the state. In addition, capital gains revenues had been bolstered by profits posted in the portfolios of many high-net-worth individuals, many of whom were technology executives benefiting from the rapid rise in the value of stock options. With the bursting of the tech bubble, the state faced dramatic declines in revenues. The governor and legislators have struggled to agree on how to cut spending and avoid raising taxes. It is anticipated that the state will come to market with significant new debt this year to close the gap. While market participants remain confident in the resources and economy of California, most expect that the state government will be late in producing a budget for the upcoming fiscal year.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I looked to invest in securities that were backed by dependable revenue streams, insulated from the state's budget problems or guaranteed funding by the state due to legal requirements. I kept the fund's average maturity relatively short to be cautious, and to also prepare the fund to take advantage of yield opportunities that should arise as the record $10 billion of expected new issuance comes to market during the next several months. In addition, I invested the fund in out-of-state securities within the limits of the fund's investment policies in order to provide shareholders with higher tax-adjusted yields. In certain cases, yields on California obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield, even though they were subject to California state taxes. Although more of shareholders' income will be taxed than if I had exclusively purchased California obligations, shareholders may be able to retain more of the fund's dividend after taxes are taken into account.

Annual Report

Spartan California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.88%, compared to 1.10% 12 months ago. The latest yield was the equivalent of a 1.49% taxable rate of return for California investors in the 41.05% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2003, the fund's 12-month total return was 1.15%, compared to 0.86% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the possibility of further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. Questions about how quickly and smoothly the governor and legislature deal with the difficult budget situation color the outlook for California. As a result of both the larger-scale geopolitical and state-specific issues, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 457

Trading symbol: FSPXX

Start date: November 27, 1989

Size: as of February 28, 2003, more than $1.3 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	77.8	72.3	69.7
31 - 90	10.1	18.8	12.6
91 - 180	9.7	1.2	16.6
181 - 397	2.4	7.7	1.1
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Spartan California Municipal Money Market Fund	29 Days	45 Days	34 Days
California Tax-Free Money Market Funds Average*	32 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 60.1%	Variable Rate Demand Notes (VRDNs) 64.5%
Commercial Paper (including CP Mode) 11.7%	Commercial Paper (including CP Mode) 7.1%
Tender Bonds 6.1%	Tender Bonds 2.8%
Municipal Notes 14.1%	Municipal Notes 20.6%
Municipal Money Market Funds 7.6%	Municipal Money Market Funds 2.4%
Net Other Assets 0.4%	Net Other Assets 2.6%

*Source: iMoneyNet, Inc.

Annual Report

Spartan California Municipal Money Market Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 89.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 1.35%, LOC Union Bank of California, VRDN (a)(d)	$ 3,400	$ 3,400
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	9,900	9,900
Adelanto Pub. Util. Auth. Rev. (Util. Sys. Proj.) Series B, 1.05%, LOC Union Bank of California, VRDN (a)	4,100	4,100
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	3,120	3,120
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds Series B1, 1.8%, tender 3/13/03, LOC Bank of New York NA, LOC California Teachers Retirement Sys. (a)	34,000	34,000
Participating VRDN:
Series EGL 02 6017 Class A, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	6,200	6,200
Series MS 01 763, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	24,990	24,990
Series PT 729, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	5,000	5,000
Series PT 730, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	12,800	12,800
Series Putters 322, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,200	6,200
Series 2002 B4, 1.15%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,000	15,000
Series 2002 C15, 1.1%, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	16,800	16,800
Series 2002 C2, 1.15% (AMBAC Insured), VRDN (a)	32,500	32,500
Series 2002 C7, 1.05% (FSA Insured), VRDN (a)	34,000	34,000
Series 2002 C8, 1.05%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200	21,200
Series B5, 1.15%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	8,400	8,400
Series C16, 1.1%, LOC Bank of New York NA, VRDN (a)	19,000	19,000
California Gen. Oblig.:
Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)(f)	5,900	5,900
Participating VRDN:
Series FRRI 02 F14B, 1.33% (a)(e)	15,500	15,500
Series FRRI 02 F15J, 1.337% (a)(e)	34,400	34,400
Series SG 84, 1.11% (Liquidity Facility Societe Generale) (a)(e)	12,235	12,235
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 1389, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,185	$ 5,185
Series Putters 260, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,495	5,495
Series SG 85, 1.11% (Liquidity Facility Societe Generale) (a)(e)	10,500	10,500
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (a)	25,400	25,400
Series F, 1.3375% 6/20/03 (a)	50,100	50,100
RAN Series A, 2.5% 6/20/03	13,040	13,076
1.1% 3/18/03, CP	6,000	6,000
1.2% 4/8/03, CP	13,200	13,200
1.2% 4/16/03, CP	13,300	13,300
1.2% 5/23/03, CP	10,100	10,100
1.4% 4/1/03, CP	6,700	6,700
1.4% 4/10/03, CP	21,400	21,400
1.55% 3/12/03, CP	4,700	4,700
1.55% 3/13/03, CP	5,400	5,400
1.65% 4/10/03, CP	25,800	25,800
1.75% 3/13/03, CP	2,900	2,900
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 1.11% (Liquidity Facility Morgan Stanley) (a)(e)	14,600	14,600
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series PT 640, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,650	1,650
Series PT 649A, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,380	4,380
Series PT 650, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,470	5,470
Series PT 651C, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,760	2,760
Series 2000 G, 1.3% (FSA Insured), VRDN (a)(d)	18,600	18,600
Series 2001 A, 1.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	5,000	5,000
Series 2001 J, 1.11% (FSA Insured), VRDN (a)(d)	2,300	2,300
Series F, 1.05% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(d)	7,300	7,300
Series Q, 1.05%, LOC KBC Bank NV, VRDN (a)(d)	9,605	9,605
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.15%, VRDN (a)(d)	$ 2,900	$ 2,900
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	20,000	20,089
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Oakmont Stockton Proj.) Series 1997 C, 1.15%, VRDN (a)(d)	5,960	5,960
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,000	5,000
California Statewide Cmnty. Dev. Corp. Rev. (Supreme Truck Bodies of California Proj.) 1.15%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,000	2,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.3%, VRDN (a)(d)	12,100	12,100
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 1.1% 4/11/03, CP	4,300	4,300
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,300	6,300
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	8,800	8,800
Industry Urban Dev. Agcy. Participating VRDN Series Floaters 01 632X, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	9,953	9,953
Lassen Muni. Util. District Rev. Series 1996 A, 1.19% (FSA Insured), VRDN (a)(d)	3,935	3,935
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	29,300	29,429
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.05% (Liquidity Facility Societe Generale) (a)(e)	6,400	6,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,830	8,830
Los Angeles Dept. Arpts. Rev.:
Participating VRDN Series SG 61, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	6,655	6,655
Series 2003 A, 1.25%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,000	8,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN Series PT 1475, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,740	13,740
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.05% (Liquidity Facility Bank of New York NA) (a)(d)(e)	$ 10,600	$ 10,600
Series MS 00 349, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,660	2,660
Los Angeles Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1991 C, 1.09%, LOC Banco Santander Central Hispano SA, VRDN (a)	4,375	4,375
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	13,100	13,100
Los Angeles Unified School District:
Participating VRDN:
Series MS 01 629, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,400	5,400
Series MSTC 01 135, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,795	3,795
TRAN:
Series A, 3.25% 7/1/03	24,300	24,425
3% 7/1/03	5,000	5,021
Los Angeles Wastewtr. Sys. Rev.:
Bonds:
Series A, 1.35%, tender 12/5/03 (FGIC Insured) (a)	6,800	6,800
Series B, 1.35%, tender 12/5/03 (FGIC Insured) (a)	6,100	6,100
Participating VRDN Series SGA 26, 1.1% (Liquidity Facility Societe Generale) (a)(e)	6,970	6,970
1.05% 5/15/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	22,700	22,700
1.05% 7/11/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	11,700	11,700
1.1% 8/8/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	5,100	5,100
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,880	11,880
Series PA 546, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 837, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PA 978R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,395	3,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Milipitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	$ 15,000	$ 15,000
North Orange County Cmnty. College District Participating VRDN Series PT 1434, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,785	7,785
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,100	4,100
Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 A, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,000	3,000
Series MS 01 756, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	14,849	14,849
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.05% (Freddie Mac participation certificates Guaranteed), VRDN (a)	11,000	11,000
Pittsburg Multi-family Mtg. Rev. (Fountain Plaza Apt. Proj.) 1.1%, LOC Fannie Mae, VRDN (a)	6,800	6,800
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	10,700	10,700
Series PA 1053, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,100	5,100
Port of Oakland Port Rev. Series A, 1.5% 3/6/03, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (d)	1,300	1,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.11% (Liquidity Facility Societe Generale) (a)(e)	8,750	8,750
Riverside County Single Family Rev. Participating VRDN Series PT 1627, 1.11% (Liquidity Facility WestLB AG) (a)(d)(e)	3,545	3,545
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series RobIns 15, 1.08% (Liquidity Facility Bank of New York NA) (a)(e)	11,145	11,145
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series BA 02 M, 1.06% (Liquidity Facility Bank of America NA) (a)(e)	3,975	3,975
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,600	3,600
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 02 L18, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	11,200	11,200
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 1.1% (Liquidity Facility Societe Generale) (a)(e)	22,565	22,565
TRAN Series A, 3% 7/28/03	20,000	20,119
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.07% (Liquidity Facility Bank of America NA) (a)(e)	$ 8,000	$ 8,000
San Francisco City & County Swr. Rev. Participating VRDN Series MSDW 00 237, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	13,123	13,123
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series Floaters 588, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	3,300	3,300
Series Putters 158, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,900	8,900
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.1%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,450	5,450
Southern Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	14,740	14,740
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	10,490	10,490
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	20,000	20,000
Series MSDW 00 480, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,800	5,800
Series PA 529, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Vallejo Wtr. Rev. Series 2001 A, 1%, LOC KBC Bank NV, VRDN (a)	3,265	3,265
		1,190,074
Puerto Rico - 2.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PT 1245, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,500	2,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series PA 114, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,735	6,735
Series ROC II R 4, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	3,430	3,430
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN: - continued
1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	$ 4,400	$ 4,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)(f)	8,075	8,075
Participating VRDN Series PA 771, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,015	5,015
		30,155
	Shares
Other - 7.6%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	101,069,100	101,069
TOTAL INVESTMENT PORTFOLIO - 99.6%		1,321,298
NET OTHER ASSETS - 0.4%		5,888
NET ASSETS - 100%		$ 1,327,186
Total Cost for Income Tax Purposes $ 1,321,298
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 9,900
California Gen. Oblig. Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	10/2/02	$ 5,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	3/21/02	$ 8,075
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 10,490
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,365,000 or 2.6% of net assets.

Income Tax Information

During the fiscal year ended February 28, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 18.51% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,321,298
Cash		307
Receivable for fund shares sold		2,930
Interest receivable		4,496
Receivable from investment adviser for expense reductions		116
Other receivables		41
Total assets		1,329,188

Liabilities
Payable for fund shares redeemed	$ 1,470
Distributions payable	55
Accrued management fee	472
Other payables and accrued expenses	5
Total liabilities		2,002

Net Assets		$ 1,327,186
Net Assets consist of:
Paid in capital		$ 1,326,983
Accumulated net realized gain (loss) on investments		203
Net Assets, for 1,326,979 shares outstanding		$ 1,327,186
Net Asset Value, offering price and redemption price per share ($1,327,186 ÷ 1,326,979 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 17,456
Expenses
Management fee	$ 5,155
Non-interested trustees' compensation	4
Total expenses before reductions	5,159
Expense reductions	(1,327)	3,832
Net investment income		13,624
Net Realized Gain (Loss) on investment securities		332
Net increase in net assets resulting from operations		$ 13,956

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,624	$ 20,250
Net realized gain (loss)	332	95
Increase (decrease) in net unrealized gain from accretion of discount	-	(2)
Net increase (decrease) in net assets resulting from operations	13,956	20,343
Distributions to shareholders from net investment income	(13,624)	(20,250)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	988,532	814,848
Reinvestment of distributions	12,898	19,357
Cost of shares redeemed	(735,144)	(809,110)
Net increase (decrease) in net assets and shares resulting from share transactions	266,286	25,095
Total increase (decrease) in net assets	266,618	25,188

Net Assets
Beginning of period	1,060,568	1,035,380
End of period	$ 1,327,186	$ 1,060,568

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.020	.033	.028	.028
Distributions from net investment income	(.011)	(.020)	(.033)	(.028)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.15%	1.98%	3.33%	2.79%	2.84%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%	.45%	.50%	.50%	.50%
Expenses net of all reductions	.32%	.41%	.49%	.49%	.49%
Net investment income	1.14%	1.95%	3.29%	2.75%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 1,327	$ 1,061	$ 1,035	$ 1,140	$ 1,229

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® CA Municipal Money Market	0.99%	12.10%	28.38%
California Tax-Free Money Market Funds Average	0.86%	11.51%	27.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	0.99%	2.31%	2.53%
California Tax-Free Money Market Funds Average	0.86%	2.20%	2.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity California Municipal Money Market Fund
Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02

California Municipal Money Market	0.70%	0.87%	0.94%	1.12%	0.95%

California Tax-Free Money Market Funds Average	0.60%	0.70%	0.82%	1.09%	0.84%

California Municipal Money Market Tax-equivalent	1.20%	1.48%	1.59%	1.92%	1.61%

Portion of fund's income subject to state taxes	0.03%	0.07%	0.12%	0.11%	10.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity California Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Fidelity California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended February 28, 2003?

A. As the period began, most market participants felt that a recovery in the U.S. economy was imminent. Data indicated that cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 were stimulating economic growth. However, the U.S. economy became more stagnant through the balance of the period. By the fourth quarter of 2002, the Fed felt compelled to intervene once again, lowering short-term rates in November in order to support the economy. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. What was the backdrop like for California municipal money market securities?

A. California's economy remained relatively strong, but the impact of stock market declines was more profound than in most other states. Revenues from income and capital gains tax collections had been exceptionally healthy in the late '90s due to the heavy concentration of high-tech businesses within the state. In addition, capital gains revenues had been bolstered by the profits posted in the portfolios of many high-net-worth individuals, many of whom were technology executives benefiting from the rapid rise in the value of their stock options. With the bursting of the tech bubble, the state faced dramatic declines in revenues. So far, there has been no quick resolution to the budget shortfall. The governor and legislators have struggled to come to consensus on how to make spending cuts and avoid raising taxes. It is anticipated that the state will come to market with significant new debt this year to close the gap. While market participants remain confident in the resources and economy of California, most expect that the state government will be late in producing a budget for the upcoming fiscal year.

Q. What was your strategy with the fund?(Portfolio Manager photograph)

A. I preferred to invest in securities backed by dependable, recurring revenue streams, such as water and utility bonds. In addition, bonds insulated from the state's budget problems - including school district bonds - attracted me, as did those that were guaranteed funding by the state due to legal requirements and those that were less susceptible to budget cuts. To follow a cautious approach, I kept the fund's average maturity relatively short. I also did so because I wanted to prepare the fund to take advantage of the record levels of new issuance expected to come to market this year. The $10 billion of new supply expected during the next several months should push yields to higher, more attractive levels, which is why I wanted the fund positioned to capture these emerging investment opportunities.

Annual Report

Fidelity California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.68%, compared to 0.93% 12 months ago. The latest yield was the equivalent of a 1.17% taxable rate of return for California investors in the 41.05% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2003, the fund's 12-month total return was 0.99%, compared to 0.86% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the possibility of further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. Questions about how quickly and smoothly the governor and legislature deal with the difficult budget situation color the outlook for California. As a result of both the larger-scale geopolitical and state-specific issues, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and California state personal income tax, as is consistent with preservation of capital

Fund number: 097

Trading symbol: FCFXX

Start date: July 7, 1984

Size: as of February 28, 2003, more than $2.6 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	77.6	69.3	73.3
31 - 90	10.3	19.9	8.5
91 - 180	10.1	1.9	16.6
181 - 397	2.0	8.9	1.6
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Fidelity California Municipal Money Market	29 Days	50 Days	34 Days
California Tax-Free Money Market Funds Average*	32 Days	49 Days	35 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 64.0%	Variable Rate Demand Notes (VRDNs) 62.3%
Commercial Paper (including CP Mode) 11.5%	Commercial Paper (including CP Mode) 8.3%
Tender Bonds 5.8%	Tender Bonds 2.3%
Municipal Notes 14.8%	Municipal Notes 23.6%
Municipal Money Market Funds 3.0%	Municipal Money Market Funds 2.0%
Net Other Assets 0.9%	Net Other Assets 1.5%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California Municipal Money Market Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 94.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev.:
(Crossing Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	$ 10,000	$ 10,000
(Vintage Chateau Proj.) Series A, 1.35%, LOC Union Bank of California, VRDN (a)(d)	7,300	7,300
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	19,065	19,065
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.05% (Freddie Mac participation certificates Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	5,950	5,950
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series PT 607, 1.14% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	8,760	8,760
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds Series B1, 1.8%, tender 3/13/03, LOC Bank of New York NA, LOC California Teachers Retirement Sys. (a)	66,000	66,000
Participating VRDN:
Series 01 776, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	16,495	16,495
Series EGL 02 6017 Class A, 1.05% (Liquidity Facility Citibank NA, New York) (a)(e)	12,100	12,100
Series MS 01 763, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	25,000	25,000
Series PA 1099, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,995	13,995
Series PA 1101, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995	9,995
Series PT 729, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	9,995	9,995
Series PT 730, 1.07% (Liquidity Facility BNP Paribas SA) (a)(e)	21,945	21,945
Series Putters 308, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 309, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,095	13,095
Series Putters 310, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series Putters 322, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	11,800	11,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 C15, 1.1%, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	$ 33,200	$ 33,200
Series 2002 C2, 1.15% (AMBAC Insured), VRDN (a)	67,500	67,500
Series 2002 C7, 1.05% (FSA Insured), VRDN (a)	66,000	66,000
Series 2002 C8, 1.05%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	51,800	51,800
Series C11, 1.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy., VRDN (a)	6,400	6,400
California Edl. Facilities Auth. Rev. Participating VRDN Series PA 542, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,105	8,105
California Gen. Oblig.:
Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)(f)	12,100	12,100
Participating VRDN:
Series 01 777X, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	8,170	8,170
Series FRRI 02 F14B, 1.33% (a)(e)	30,200	30,200
Series FRRI 02 F15J, 1.337% (a)(e)	66,800	66,800
Series Merlots 00 A, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	17,500	17,500
Series MS 779, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	11,195	11,195
Series PA 315, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,370	1,370
Series PA 474, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 893R, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PT 1210, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 365, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,330	8,330
Series RF 01 1, 1.14% (Liquidity Facility Bank of New York NA) (a)(e)	10,625	10,625
Series SG 95, 1.11% (Liquidity Facility Societe Generale) (a)(e)	9,085	9,085
Series SGB 7, 1.05% (Liquidity Facility Societe Generale) (a)(e)	8,775	8,775
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (a)	51,000	51,000
Series F, 1.3375% 6/20/03 (a)	99,300	99,299
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
RAN Series A, 2.5% 6/20/03	$ 25,600	$ 25,672
1.1% 3/7/03, CP	2,500	2,500
1.1% 3/18/03, CP	11,500	11,500
1.2% 4/8/03, CP	26,200	26,200
1.2% 4/16/03, CP	26,200	26,200
1.2% 5/23/03, CP	19,900	19,900
1.4% 4/1/03, CP	13,300	13,300
1.4% 4/10/03, CP	42,900	42,900
1.4% 5/9/03, CP	7,700	7,700
1.55% 3/12/03, CP	9,300	9,300
1.55% 3/13/03, CP	10,600	10,600
1.65% 4/10/03, CP	51,300	51,300
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series BA 96 C1, 1.06% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,150	5,150
Series BA 96 C2, 1.06% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,075	4,075
Series PT 640, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,340	3,340
Series PT 649A, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,570	6,570
Series PT 649B, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,535	9,535
Series PT 651B, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	38,800	38,800
Series PT 651C, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,540	5,540
Series PT 68, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,060	1,060
Series 2000 G 1.3% (FSA Insured), VRDN (a)(d)	49,650	49,650
Series 2001 J, 1.11% (FSA Insured), VRDN (a)(d)	12,510	12,510
Series 2001 U, 1.11% (MBIA Insured), VRDN (a)(d)	22,820	22,820
Series 2002 B, 1.2% (FSA Insured), VRDN (a)(d)	24,455	24,455
Series Q, 1.05%, LOC KBC Bank NV, VRDN (a)(d)	19,200	19,200
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.15%, VRDN (a)(d)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 1.06% (Liquidity Facility Bank of America NA) (a)(e)	$ 6,210	$ 6,210
Series MSDW 00 210, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	1,300	1,300
Series MSTC 9052, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,990	8,990
Series PA 814R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,395	15,395
Series ROC II R160, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,200	4,200
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	40,000	40,178
California State Univ. Rev. & Colleges Series 2001 A, 1.05% 3/6/03, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	5,678	5,678
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.05%, LOC Bank of America NA, VRDN (a)(d)	5,400	5,400
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,350	3,350
(Grove Apts. Proj.) Series X, 1.1%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 1.2%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Series 2001 W2, 1.2%, LOC Bank of America NA, VRDN (a)(d)	29,038	29,038
Series 2001 W3, 1.2%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(Northwood Apts. Proj.) Series N, 1.05%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
(Sunrise Fresno Proj.) Series B, 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,600	3,600
(Villa Paseo Proj.) 1.1%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.05%, LOC Fannie Mae, VRDN (a)(d)	11,440	11,440
California Statewide Cmnty. Dev. Auth. Rev. (JTF Enterprises LLC Proj.) Series 1996 A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	$ 1,775	$ 1,775
(Bro-Co. Gen. Partnership Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,720	2,720
(Evapco, Inc. Proj.) Series 1996 K, 1.15%, LOC Bank of America NA, VRDN (a)(d)	990	990
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,600	2,600
(Kennerly-Spratling Proj.) Series 1995 A, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,700	1,700
(Lansmont Corp. Proj.) Series 1996 G, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,670	1,670
(Lynwood Enterprises LLC Proj.) Series 1997 D, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,400	3,400
(Merrill Packaging Proj.) 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,195	1,195
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,000	2,000
(Pasco Scientific Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,705	1,705
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	860	860
(Rapelli of California, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,520	1,520
(Setton Properties, Inc. Proj.) Series 1995 E, 1.15%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,335	1,335
California Veteran Affairs Home Purchase Rev. Participating VRDN Series MSTC 98 47, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	3,640	3,640
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.3%, VRDN (a)(d)	24,000	24,000
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,615	5,615
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,675	3,675
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.1%, LOC Bank of America NA, VRDN (a)(d)	2,200	2,200
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,180	4,180
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.1%, LOC Comerica Bank California, VRDN (a)(d)	$ 9,100	$ 9,100
Kern County Gen. Oblig. TRAN 2.5% 7/1/03	22,650	22,712
Lassen Muni. Util. District Rev. Series 1996 A, 1.19% (FSA Insured), VRDN (a)(d)	1,960	1,960
Livermore Multiple-family Mtg. Rev. (Portola Meadows Apts. Proj.) Series 1989 A, 1.05%, LOC Bank of America NA, VRDN (a)(d)	4,900	4,900
Long Beach Hbr. Rev. Participating VRDN:
Series FRRI A7, 1.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	9,900	9,900
Series MS 00 418, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)(e)	18,190	18,190
Series MS 01 547, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,345	7,345
Series SG 147, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	9,890	9,890
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metro. Lofts Aprts. Proj.) Series 2002 A, 1.1%, LOC Bank of America NA, VRDN (a)(d)	17,500	17,500
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	60,340	60,606
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.1%, LOC Freddie Mac participation certificates, VRDN (a)(d)	29,400	29,400
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.05% (Liquidity Facility Societe Generale) (a)(e)	12,575	12,575
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	16,000	16,000
Los Angeles Dept. Arpts. Rev.:
Participating VRDN Series SG 61, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	3,400	3,400
Series 2003 A, 1.25%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(d)	15,700	15,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	23,300	23,300
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.05% (Liquidity Facility Bank of New York NA) (a)(d)(e)	6,020	6,020
Series MS 00 349, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN: - continued
Series SG 59, 1.11% (Liquidity Facility Societe Generale) (a)(d)(e)	$ 13,675	$ 13,675
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	26,000	26,000
Los Angeles Unified School District:
Participating VRDN:
Series MS 01 629, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	10,595	10,595
Series MS 01 631X, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	5,035	5,035
Series PT 1398, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,230	6,230
TRAN Series A, 3.25% 7/1/03	48,700	48,951
Los Angeles Wastewtr. Sys. Rev.:
Bonds:
Series A, 1.35%, tender 12/5/03 (FGIC Insured) (a)	13,200	13,200
Series B, 1.35%, tender 12/5/03 (FGIC Insured) (a)	11,900	11,900
1.05% 5/15/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	44,800	44,800
1.05% 7/11/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	13,300	13,300
1.1% 8/8/03 (Liquidity Facility Toronto-Dominion Bank) (Liquidity Facility WestLB AG), CP	9,900	9,900
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,500	9,500
Series MSTC 01 113A, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,990	7,990
Series PA 546, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,000	14,000
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,530	8,530
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	4,050	4,050
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,205	5,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.1%, LOC Fannie Mae, VRDN (a)(d)	$ 5,000	$ 5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	18,980	18,980
Series PA 1053, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,970	9,970
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,975	7,975
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 1.1%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 1.05%, LOC Fannie Mae, VRDN (a)(d)	3,275	3,275
(Oak Valley Proj.) Series 2001 D, 1.12%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
Sacramento County Single Family Mtg. Mtg. Rev. Participating VRDN Series PT 1628, 1.11% (Liquidity Facility WestLB AG) (a)(d)(e)	8,500	8,500
Sacramento Hsg. Auth. Multi-family (Atrium Court Aprts. Proj.) Series G, 1.05%, LOC Fannie Mae, VRDN (a)(d)	17,200	17,200
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (a)(d)	6,950	6,950
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,135	1,135
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.05% 5/1/03, CP	5,500	5,500
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 01 L2, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	2,950	2,950
Series FRRI 02 L18, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	21,775	21,775
Series FRRI 02 L19, 1.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,975	9,975
Series PA 626, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,295	7,295
San Diego Unified School District TRAN Series A, 3% 7/28/03	40,000	40,238
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.07% (Liquidity Facility Bank of America NA) (a)(e)	2,075	2,075
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 1.05% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	$ 2,595	$ 2,595
San Jose Multi-family Hsg. Rev.:
(El Paseo Apts. Proj.) 1.12%, LOC Citibank NA, New York, VRDN (a)(d)	4,600	4,600
(Kennedy Apt. Homes Proj.) Series K, 1.05%, LOC Fannie Mae, VRDN (a)(d)	7,000	7,000
San Jose Redev. Agcy. Tax Allocation:
Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (a)(e)(f)	6,995	6,995
Participating VRDN Series Floaters 588, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	6,435	6,435
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,205	2,205
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.15%, LOC Bank of America NA, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.1%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,650	1,650
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (a)(d)	12,500	12,500
Southern Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	61,935	61,935
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(e)(f)	20,595	20,595
Univ. of California Revs. Participating VRDN:
Series 01 762, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	7,843	7,843
Series Merlots 97 G, 1.07% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,430	13,430
Series MS 00 479, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series MSDW 00 480, 1.05% (Liquidity Facility Morgan Stanley) (a)(e)	$ 1,940	$ 1,940
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,900	5,900
		2,470,500
Puerto Rico - 2.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PA 659, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,535	8,535
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series MSTC 7005, 1.06% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,045	12,045
Series PA 783, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,400	3,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 1044, 1.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,745	18,745
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.23% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,995	6,995
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PT 1616, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,990	4,990
		54,710
	Shares
Other - 3.0%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	78,036,900	78,037
TOTAL INVESTMENT PORTFOLIO - 99.1%		2,603,247
NET OTHER ASSETS - 0.9%		23,105
NET ASSETS - 100%		$ 2,626,352
Total Cost for Income Tax Purposes $ 2,603,247
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ABN-AMRO Muni. Tops Ctfs. Trust Bonds Series 2000 1, 1.8%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 19,065
California Gen. Oblig. Bonds Series FRRI L6, 1.85%, tender 5/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/30/02	$ 12,100
San Jose Redev. Agcy. Tax Allocation Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 6,995
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 20,595
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,755,000 or 2.2% of net assets.

Income Tax Information

During the fiscal year ended February 28, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 33.84% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 2,603,247
Cash		8,970
Receivable for fund shares sold		26,986
Interest receivable		8,817
Other receivables		39
Total assets		2,648,059

Liabilities
Payable for fund shares redeemed	$ 20,477
Distributions payable	51
Accrued management fee	826
Other payables and accrued expenses	353
Total liabilities		21,707

Net Assets		$ 2,626,352
Net Assets consist of:
Paid in capital		$ 2,625,892
Accumulated net realized gain (loss) on investments		460
Net Assets, for 2,625,789 shares outstanding		$ 2,626,352
Net Asset Value, offering price and redemption price per share ($2,626,352 ÷ 2,625,789 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 35,186
Expenses
Management fee	$ 9,118
Transfer agent fees	2,920
Accounting fees and expenses	239
Non-interested trustees' compensation	9
Custodian fees and expenses	37
Registration fees	97
Audit	50
Legal	8
Miscellaneous	7
Total expenses before reductions	12,485
Expense reductions	(765)	11,720
Net investment income		23,466
Net Realized Gain (Loss) on investment securities		461
Net increase in net assets resulting from operations		$ 23,927

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,466	$ 41,108
Net realized gain (loss)	461	283
Net increase (decrease) in net assets resulting from operations	23,927	41,391
Distributions to shareholders from net investment income	(23,466)	(41,108)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,507,463	6,440,881
Reinvestment of distributions	23,145	40,647
Cost of shares redeemed	(6,143,549)	(6,429,023)
Net increase (decrease) in net assets and shares resulting from share transactions	387,059	52,505
Total increase (decrease) in net assets	387,520	52,788

Net Assets
Beginning of period	2,238,832	2,186,044
End of period	$ 2,626,352	$ 2,238,832

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 C	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.019	.032	.027	.027
Distributions from net investment income	(.010)	(.019)	(.032)	(.027)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.99%	1.89%	3.29%	2.69%	2.71%
Ratios to Average Net Assets B
Expenses before expense reductions	.52%	.52%	.53%	.56%	.59%
Expenses net of voluntary waivers, if any	.52%	.52%	.53%	.56%	.59%
Expenses net of all reductions	.49%	.48%	.52%	.56%	.59%
Net investment income	.98%	1.86%	3.24%	2.67%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 2,626	$ 2,239	$ 2,186	$ 1,847	$ 1,354

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan California Municipal Money Market Fund	$ 896
Fidelity California Municipal Money Market Fund	$ 1,181

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan California Municipal Money Market Fund	.35%	$ 960

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity California Municipal Money Market Fund	$ 37	$ 728

In addition, through an arrangement with Spartan California Municipal Money Market Fund's custodian and transfer agent, $367 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of Fidelity California Municipal Trust II) at February 28, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 4, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of California Municipal Money Market (2001) and Spartan California Municipal Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (46)

Year of Election or Appointment: 2001

Vice President of California Municipal Money Market, Spartan California Municipal Money Market, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and Spartan California Municipal Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of California Municipal Money Market (1986) and Spartan California Municipal Money Market (1989). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Money Market Fund voted to pay on April 7, 2003, to shareholders of record at the opening of business on April 4, 2003, a distribution of $.0001 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
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251 University Avenue
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1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
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21701 Hawthorne Boulevard
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2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
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Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
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29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
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Indiana

4729 East 82nd Street
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Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CMS-ANN-0403 342595
1.700925.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor California Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on August 1, 2002. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL A	6.60%	32.03%	78.98%
Fidelity Adv CA Municipal Income - CL A (incl. 4.75% sales charge)	1.54%	25.76%	70.48%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL A	6.60%	5.71%	5.99%
Fidelity Adv CA Municipal Income - CL A (incl. 4.75% sales charge)	1.54%	4.69%	5.48%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

Fidelity Advisor California Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 28, 1993, and the current 4.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

August 1, 2002 (commencement of sale of Class A Shares) to February 28,
2003
Dividend returns	2.39%
Capital returns	1.74%
Total returns	4.13%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Life of Class
Dividends per share	3.94¢	29.65¢
Annualized dividend rate	4.06%	4.04%
30-day annualized yield	3.00%	-
30-day annualized tax-equivalent yield	5.09%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.65 over the past one month, $12.70 over the life of the class, you can compare the class' income distributions over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on August 1, 2002. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL T	6.79%	32.25%	79.29%
Fidelity Adv CA Municipal Income - CL T (incl. 3.50% sales charge)	3.05%	27.62%	73.01%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL T	6.79%	5.75%	6.01%
Fidelity Adv CA Municipal Income - CL T (incl. 3.50% sales charge)	3.05%	5.00%	5.63%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 28, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class T
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class T Shares) to February 28,
2003
Dividend returns	2.33%
Capital returns	1.98%
Total returns	4.31%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Life of Class
Dividends per share	3.87¢	28.88¢
Annualized dividend rate	3.98%	3.93%
30-day annualized yield	2.96%	-
30-day annualized tax-equivalent yield	5.02%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.68 over the past one month, $12.72 over the life of the class, you can compare the class' income distributions over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on August 1, 2002. Class B shares bear a 0.90% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL B	6.13%	31.44%	78.18%
Fidelity Adv CA Municipal Income - CL B (incl. contingent deferred sales charge)	1.13%	29.44%	78.18%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade weighted municipal bonds with maturities of at least one year or more. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL B	6.13%	5.62%	5.95%
Fidelity Adv CA Municipal Income - CL B (incl. contingent deferred sales charge)	1.13%	5.30%	5.95%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class B on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class B
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class B Shares) to February 28,
2003
Dividend returns	1.92%
Capital returns	1.74%
Total returns	3.66%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Life of Class
Dividends per share	3.13¢	23.92¢
Annualized dividend rate	3.22%	3.26%
30-day annualized yield	2.33%	-
30-day annualized tax-equivalent yield	3.95%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.66 over the past one month, $12.70 over the life of the class, you can compare the class' income distributions over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on August 1, 2002. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL C	5.98%	31.25%	77.93%
Fidelity Adv CA Municipal Income - CL C (incl. contingent deferred sales charge)	4.98%	31.25%	77.93%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of one year or more. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - CL C	5.98%	5.59%	5.93%
Fidelity Adv CA Municipal Income - CL C (incl. contingent deferred sales charge)	4.98%	5.59%	5.93%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class C on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor California Municipal Income Fund - Class C
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class C Shares) to February 28,
2003
Dividend returns	1.86%
Capital returns	1.66%
Total returns	3.52%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Life of Class
Dividends per share	3.01¢	23.08¢
Annualized dividend rate	3.10%	3.14%
30-day annualized yield	2.20%	-
30-day annualized tax-equivalent yield	3.73%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.65 over the past one month, $12.69 over the life of the class, you can compare the class' income distributions over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

While municipal bonds didn't quite match the strong absolute returns of Treasury and high-quality corporate bonds during the past year, a closer look reveals that they were still an outstanding investment during the course of the 12-month period ending February 28, 2003. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.67%. Comparatively, the Lehman Brothers Aggregate Bond Index - a gauge of the investment-grade taxable bond market - returned 9.91%, while the Lehman Brothers Treasury and Credit Bond indexes advanced in the neighborhood of 11.50%. But what these numbers don't reveal is that, at times, high-quality, long-term muni bond yields were higher than the yields on 30-year Treasury bonds, plus munis had the added benefit of their tax-free interest advantage. Higher yields and tax-free interest made munis a relative bargain. But that doesn't mean the muni bond market didn't face its share of difficulties during the year. New economic proposals dampened muni bond performance on occasion. Additionally, a tremendous amount of new issuance by state, city and local governments - many of which are facing significant budget shortfalls - could lead to heightened credit risk, although defaults among investment-grade muni issuers are rare.

(Portfolio Manager photograph)
An interview with Doug McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Q. How did the fund perform, Doug?

A. For the 12-months ending February 28, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.60%, 6.79%, 6.13% and 5.98%, respectively. For the same one-year period, the California municipal debt funds average returned 5.81%, according to Lipper Inc., and the Lehman Brothers California Municipal Bond Index returned 6.70%.

Q. What helped the fund outpace its Lipper peer average?

A. It stemmed from a combination of factors, including our focus on high-quality securities, prudent sector selection and advantageous yield-curve positioning. Our emphasis on high-quality securities helped boost performance because investors generally shied away from lower-quality bonds in response to heightened concerns about credit risk amid weak economic conditions. In terms of sector selection, the fund's performance benefited from our focus on select health care and essential services bonds, such as those issued by water and sewer utilities. Some of California's health care facilities and systems saw their share of problems. Fortunately, the fund's health care holdings were concentrated in bonds issued by health care entities with much stronger financial trends due to prudent cost management and higher payments from private insurers, rather than the state-run Medicaid program. Our relatively large weighting in essential services bonds also helped. Because their revenues are, by definition, essential, they were not all that sensitive to the economic slowdown. Our underweighting - compared to the California muni market overall - in general obligation bonds (GOs) issued by the state also helped. Their prices lost ground due to the state's deteriorating fiscal condition and a credit rating downgrade of its debt. Finally, our decisions involving yield-curve exposure - meaning how we positioned the fund in short- and long-term bonds at various points in time - also generally benefited the fund's performance.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Although the California municipal market turned in relatively strong gains for the year, it struggled with volatility . . .

A. That's right - rates and bond yields fluctuated in response to economic and geopolitical news, spiking higher when developments seemed to be positive, and lower when sentiment was more negative. This interest rate volatility made it very difficult for investors who positioned their portfolios based on a view of where rates were headed. Since the direction of rates is very hard to predict on a consistent basis over longer periods of time, our approach is to manage the fund so that its interest rate sensitivity is in line with the California muni market overall. We'd rather concentrate our efforts on adding value in other ways without taking on the additional risk that comes with potentially incorrect interest rate calls.

Q. Were there any disappointments?

A. Probably the biggest disappointment, although it only detracted modestly, was that we weren't able to buy as many so-called "power bonds" as we wanted to last year when they came to market. Subsequently, the bonds - which were issued for the purpose of reimbursing the state for the costs incurred in its energy crisis - performed quite well. Because many investors viewed the bonds as undervalued, their initial offering was oversubscribed, limiting how much we could buy. That said, the power bonds we did own made a positive contribution to performance.

Q. What's your outlook?

A. The supply of California municipals - which I expect to be robust in 2003 - could put some pressure on existing bond prices. The bigger uncertainty is demand. If stocks rally, some investors may sell munis. Interest rates, of course, will be the main factor driving the market. I think it's important for shareholders to realize that, with interest rates currently at such low levels, it will be difficult for nearly every type of bond - not just munis - to replicate the kinds of returns they've enjoyed over the past two years. Since I don't forecast the direction of rates, I will manage the interest rate sensitivity of the portfolio to approximate that of the Lehman Brothers index and focus on buying bonds that our research indicates are undervalued with the intention of holding them until they are more fully valued.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of February 28, 2003, more than $1.7 billion

Manager: Doug McGinley, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on opportunities in the California muni market:

"Not surprisingly, perhaps, the state of California is the biggest municipal bond issuer in the California municipal market. Despite its overwhelming influence over the state's muni market, we've found a number of ways to help insulate the fund's performance from the growing set of problems that the state is currently encountering. Over the past year, for example, we've tended to favor bonds issued by providers of essential services - such as water and sewer - because they generally have little reliance on the state for funding and their revenues are less susceptible to the economic slowdown. Bonds issued by higher education institutions also tend to be more resilient to an economic downturn, although we approached this group very selectively because public colleges and universities in particular are facing cutbacks in state funding. Health care is another area that may suffer declining state aid as the state pares Medicaid spending, so we've taken a very selective approach there as well. In addition to these economically resilient types of bonds, we also look for general obligation bonds issued by cities and counties - there are literally hundreds of choices in this category - that enjoy relatively strong economic conditions and reasonable fiscal stability."

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.3	26.3
Transportation	16.4	15.5
Electric Utilities	14.0	11.4
Health Care	10.3	9.6
Education	8.2	6.6
Average Years to Maturity as of February 28, 2003
		6 months ago
Years	13.9	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	7.0	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
AAA 58.8%	AAA 59.5%
AA,A 32.2%	AA,A 32.4%
BBB 6.9%	BBB 6.2%
Not Rated 1.7%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.7%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 439
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,713
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,031
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,368
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,195
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,437
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,365
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	786
5% 4/1/10	1,640	1,829
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,296
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	3,500	3,585
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,058
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,880
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,658
0% 8/1/12 (AMBAC Insured)	2,800	1,931
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/20 (FGIC Insured) (a)	9,515	10,033
Series J1:
7% 12/1/12	730	920
7% 12/1/12 (Escrowed to Maturity) (d)	270	351
Series S, 5% 12/1/19	3,160	3,293
Series Y:
5.25% 12/1/15 (FGIC Insured) (a)	5,000	5,563
5.25% 12/1/17 (FGIC Insured) (a)	5,000	5,501
5.25% 12/1/19 (FGIC Insured) (a)	5,000	5,431
California Dept. Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	20,600	23,297
5.5% 5/1/08	5,000	5,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. Wtr. Resources Pwr. Supply Rev. Series A: - continued
5.875% 5/1/16	$ 3,900	$ 4,370
6% 5/1/14	7,500	8,577
California Edl. Facilities Auth. Rev.:
(California Institute of Technology Proj.) Series A, 5% 10/1/32	2,275	2,325
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	4,090	4,372
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,184
(Claremont McKenna College Proj.) 5% 11/1/29	5,000	5,092
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,228
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	2,500	2,489
5.75% 9/15/30	13,735	14,741
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,788
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	1,650	1,863
5.25% 9/1/17 (AMBAC Insured)	1,000	1,132
5.25% 9/1/26	7,910	8,364
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,024
5.125% 2/1/30	6,000	5,988
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,675
Series O, 5.125% 1/1/31	8,630	8,830
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,472
Series C, 5.125% 10/1/28	7,725	7,972
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	2,051
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,700
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,404
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,476
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,133
5% 11/1/07	25,000	27,734
5% 11/1/12	14,850	15,987
5% 10/1/18	3,000	3,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/18	$ 9,245	$ 9,502
5.25% 10/1/09	2,150	2,400
5.25% 10/1/14	300	317
5.25% 10/1/17	1,500	1,562
5.375% 10/1/28	4,250	4,347
5.5% 3/1/12 (MBIA Insured)	5,000	5,671
5.5% 6/1/28	5,000	5,147
5.625% 5/1/26	4,000	4,155
5.75% 10/1/10	7,325	8,377
5.75% 12/1/10	2,500	2,866
5.75% 5/1/30	3,080	3,248
6.5% 2/1/08	4,000	4,639
6.6% 2/1/09	14,355	16,860
6.6% 2/1/11 (MBIA Insured)	1,100	1,329
6.75% 8/1/10	5,675	6,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,321
Series A:
4.5% 7/1/03	1,210	1,218
4.5% 7/1/04	1,500	1,545
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,822
6.25% 12/1/34	15,905	16,943
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	4,720	4,771
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	65
Series 1983 A, 0% 2/1/15	8,187	2,884
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	1,160	1,167
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	2,600	2,684
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	2,500	2,706
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,103
5.25% 2/1/32 (AMBAC Insured)	6,295	6,559
5.25% 6/1/30 (MBIA Insured)	1,700	1,751
5.5% 6/1/20 (MBIA Insured)	1,780	1,949
5.5% 6/1/21 (MBIA Insured)	4,780	5,209
5.5% 6/1/22 (MBIA Insured)	5,040	5,479
5.5% 6/1/23 (MBIA Insured)	5,320	5,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
5.5% 6/1/24 (MBIA Insured)	$ 5,610	$ 6,037
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (c)	7,000	7,279
5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (b)(c)	11,500	11,772
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,692
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,619
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,426
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,174
5.5% 6/1/19	3,000	3,124
6% 6/1/07	1,590	1,813
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,345
5.375% 11/1/13	5,055	5,427
5.375% 11/1/14	5,000	5,344
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,500
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,445
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,278
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,322
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	1,210	1,316
6.5% 9/1/04	1,090	1,166
Series B:
5.5% 6/1/19	1,650	1,697
6.4% 12/1/09	3,700	4,408
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	$ 1,000	$ 1,136
5.375% 11/1/18 (AMBAC Insured)	1,000	1,107
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,321
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	2,470	2,943
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (b)	5,000	5,143
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (b)	26,000	26,983
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,817
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,719
5.5% 7/1/23	3,000	3,038
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,111
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	5,000	5,446
5.616% 7/1/13 (MBIA Insured)	10,000	10,257
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,925	4,350
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,997
5.5% 7/1/07	1,425	1,590
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (b)(c)	3,000	3,057
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	967
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,881
7% 8/1/13 (MBIA Insured)	4,740	6,089
7.25% 8/1/07 (MBIA Insured)	1,755	2,127
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	4,800	4,955
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Clovis Unified School District (Election 2001 Proj.) Series B:
0% 8/1/26 (FGIC Insured)	$ 1,750	$ 509
0% 8/1/27 (FGIC Insured)	2,500	686
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (d)	6,805	4,509
0% 11/1/14 (Escrowed to Maturity) (d)	3,000	1,891
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	819
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	929
5% 4/1/11	2,000	2,080
5% 4/1/12	4,210	4,346
5% 4/1/13	1,830	1,868
5.25% 4/1/09	1,600	1,703
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,475	1,505
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,058
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	541
0% 10/1/25 (AMBAC Insured)	1,665	508
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	771
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	1,769
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	3,500	1,955
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	671
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,712
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,028
0% 10/1/26 (MBIA Insured)	2,290	660
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,389
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
5% 8/1/21 (FGIC Insured)	$ 2,000	$ 2,097
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/05 (Escrowed to Maturity) (d)	1,000	973
0% 1/1/15 (Escrowed to Maturity) (d)	18,500	11,163
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	508
5% 1/1/35 (MBIA Insured)	16,070	16,281
5.5% 1/15/08 (MBIA Insured)	8,945	10,190
5.75% 1/15/40	3,000	3,036
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	817
Fullerton Joint Union High School District Series A, 5% 8/1/18 (FSA Insured)	1,000	1,065
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,091
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,740
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	2,000	2,045
6.75% 6/1/39	8,000	7,893
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	620	738
7.3% 9/1/11 (MBIA Insured)	555	709
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (c)	4,270	4,730
Series A:
5.5% 5/15/08 (FGIC Insured) (c)	8,780	9,921
6% 5/15/09 (FGIC Insured) (c)	3,300	3,787
6% 5/15/10 (FGIC Insured) (c)	1,000	1,155
6% 5/15/12 (FGIC Insured) (c)	3,500	4,053
5.125% 5/15/13 (c)	12,450	12,805
5.5% 5/15/11 (MBIA Insured) (c)	700	751
5.5% 5/15/15 (MBIA Insured) (c)	3,710	3,999
5.75% 5/15/07 (MBIA Insured) (c)	5,345	5,855
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured)	$ 2,605	$ 3,083
6% 12/1/15 (AMBAC Insured)	3,095	3,742
6% 12/1/16 (AMBAC Insured)	3,285	3,974
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	3,770	2,933
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	6,400	4,743
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (d)	3,380	2,254
(Disney Parking Proj.):
0% 3/1/10	2,000	1,533
0% 3/1/11	1,950	1,411
0% 3/1/12	2,180	1,489
0% 3/1/13	6,490	4,125
0% 3/1/18	3,000	1,414
0% 3/1/19	3,175	1,406
0% 3/1/20	1,000	417
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,434
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,661
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,217
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	1,000	1,068
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	17,190
5.4% 11/15/31 (MBIA Insured)	1,875	1,946
4.75% 8/15/12 (FGIC Insured)	2,915	3,021
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (d)	3,120	3,234
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (d)	1,395	1,429
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	153
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (d)	1,650	1,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (d)	$ 195	$ 206
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,209
5.5% 10/15/10	2,630	2,998
5.5% 10/15/11 (MBIA Insured)	3,670	4,143
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,968
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (c)	3,000	3,349
5.5% 8/1/07 (AMBAC Insured) (c)	4,740	5,345
Series B:
5.25% 11/1/06 (c)	7,380	8,221
5.25% 11/1/07 (c)	4,290	4,751
5.25% 11/1/10 (c)	9,105	9,867
5.25% 11/1/11 (c)	7,095	7,633
5.3% 8/1/06 (c)	2,000	2,216
5.5% 8/1/08 (c)	1,505	1,654
7.6% 10/1/18 (Escrowed to Maturity) (d)	14,810	19,497
Los Angeles Unified School District Series A, 5.25% 7/1/14 (MBIA Insured) (a)	5,000	5,621
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (d)	2,480	3,137
Series I:
5% 7/1/13 (MBIA Insured)	1,500	1,646
5% 7/1/15 (MBIA Insured)	2,000	2,161
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	794
Marin Muni. Wtr. District Wtr. Rev. 5% 7/1/19 (AMBAC Insured)	1,000	1,061
Metro. Wtr. District Southern California Wtrwks. Rev. Series A:
4.75% 7/1/22	5,000	5,058
5% 7/1/26	16,500	16,735
5% 7/1/30 (MBIA Insured)	3,500	3,550
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	861
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,660
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,687
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	2,270	1,761
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	489
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,232
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,678
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	966
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,679
12% 8/1/17 (FSA Insured)	1,000	1,822
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,685
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (d)	3,825	5,253
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,980
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,498
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,356
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,802
0% 8/1/09 (MBIA Insured)	3,260	2,662
0% 8/1/10 (MBIA Insured)	3,255	2,510
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (c)	2,000	2,109
5.5% 7/1/11 (MBIA Insured) (c)	4,000	4,430
6% 7/1/05 (MBIA Insured) (c)	3,000	3,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Orange County Arpt. Rev.: - continued
6% 7/1/07 (MBIA Insured) (c)	$ 9,135	$ 10,446
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	4,166
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,580
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,222
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	1,000	1,037
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,052
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,396
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	8,830	8,597
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,196
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,960	2,044
6.15% 9/2/12	12,205	12,663
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (d)	4,535	5,258
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (c)	9,335	9,355
5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,715
5% 11/1/15 (MBIA Insured) (c)	5,850	6,264
5% 11/1/17 (MBIA Insured) (c)	3,355	3,554
5% 11/1/18 (MBIA Insured) (c)	2,740	2,907
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	300	288
0% 11/1/06 (MBIA Insured)	2,890	2,697
0% 11/1/07 (MBIA Insured)	4,250	3,808
Series G:
5.375% 11/1/08 (MBIA Insured) (c)	1,805	2,038
6% 11/1/07 (MBIA Insured) (c)	1,650	1,904
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,710
0% 6/1/08 (FGIC Insured)	1,300	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 105	$ 108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	5,000	5,158
6.5% 6/1/12 (MBIA Insured)	15,500	18,554
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,249
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,170
5% 10/1/08	1,135	1,222
5% 10/1/09	1,140	1,216
5.1% 10/1/10	1,245	1,322
5.25% 10/1/12	1,375	1,447
5.5% 10/1/22	4,500	4,627
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	449
0% 8/1/25 (FGIC Insured)	2,725	839
0% 8/1/26 (FGIC Insured)	1,365	397
0% 8/1/27 (FGIC Insured)	1,500	412
Roseville City School District:
0% 8/1/25 (FGIC Insured) (a)	1,745	527
0% 8/1/27 (FGIC Insured) (a)	1,940	520
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,276
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,157
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	700	711
6.375% 7/1/10	700	764
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	1,000	1,116
5.25% 8/15/14 (FSA Insured)	1,750	1,947
5.25% 8/15/15 (FSA Insured)	1,660	1,832
5.25% 8/15/16 (FSA Insured)	1,500	1,644
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,178
Series M, 5.25% 7/1/28	6,500	6,629
5.3% 11/15/05 (FSA Insured)	8,900	9,342
5.4% 11/15/06 (FSA Insured)	32,800	34,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
5.45% 11/15/08 (FGIC Insured)	$ 17,700	$ 18,520
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	5,063
6.5% 7/1/07	2,000	2,261
6.5% 7/1/08	1,000	1,124
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,996
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,565
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,145
5% 10/1/05	1,270	1,378
5% 10/1/07	1,400	1,555
5% 10/1/09	1,545	1,707
5.25% 10/1/11	1,705	1,886
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	5,000	5,689
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,670
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	9,000	9,176
6% 7/1/19 (MBIA Insured)	1,000	1,211
6.05% 7/1/18 (MBIA Insured)	2,290	2,788
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,840
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,087
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,682
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,314
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,779
5.25% 1/1/19 (AMBAC Insured) (c)	4,750	5,011
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (c)	$ 2,805	$ 3,024
5.3% 5/1/06 (MBIA Insured) (c)	3,680	4,055
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (c)	1,625	1,796
Issue 15A:
5.5% 5/1/07 (FSA Insured) (c)	5,680	6,365
5.5% 5/1/09 (FSA Insured) (c)	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (c)	5,035	5,411
5.5% 5/1/06 (FSA Insured) (c)	1,850	2,047
5.5% 5/1/08 (FSA Insured) (c)	2,945	3,310
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,577
6% 5/1/05 (MBIA Insured) (c)	2,375	2,590
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (c)	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (c)	2,755	3,096
Issue 3, 6.1% 5/1/13 (MBIA Insured) (c)	2,650	2,723
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,951
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (c)	2,935	3,289
5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,546
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,142
Series A:
0% 8/1/08 (FGIC Insured)	1,085	937
0% 8/1/09 (FGIC Insured)	1,085	889
0% 8/1/10 (FGIC Insured)	1,085	840
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	5,000	1,479
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,751
0% 1/15/15 (MBIA Insured)	5,000	2,929
0% 1/15/31 (MBIA Insured)	5,000	1,115
5.25% 1/15/30 (MBIA Insured)	8,600	8,972
5.5% 1/15/28	1,060	1,032
0% 1/1/12 (Escrowed to Maturity) (d)	15,000	10,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	$ 1,000	$ 1,111
5.25% 3/1/16 (FGIC Insured)	2,040	2,226
5.25% 3/1/17 (FGIC Insured)	3,000	3,255
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,877
5.875% 3/1/07 (FGIC Insured)	1,905	2,081
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,181
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	4,500	1,468
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	694
0% 9/1/24 (FGIC Insured)	3,500	1,142
0% 9/1/25 (FGIC Insured)	1,490	456
0% 9/1/26 (FGIC Insured)	1,500	434
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,429
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,105
5.75% 8/1/30 (FGIC Insured)	7,490	8,193
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,950
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,015
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,629
6% 8/1/29 (FGIC Insured)	6,770	7,716
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	2,200	2,666
7.25% 8/1/12 (MBIA Insured)	1,865	2,390
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured) (a)	1,145	1,269
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,243
Saugus Union School District Series A, 5% 8/1/20 (FGIC Insured)	1,000	1,055
Shasta Union High School District 0% 8/1/26 (FGIC Insured)	1,000	291
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	$ 3,890	$ 4,753
8% 8/15/09 (FGIC Insured)	3,650	4,715
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	1,400	1,695
6.75% 7/1/11	6,500	7,916
7% 7/1/05	920	926
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (d)	1,000	1,025
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,087
Sulpher Springs Unified School District Series A:
0% 9/1/08 (MBIA Insured)	4,745	4,076
0% 9/1/09 (MBIA Insured)	2,485	2,024
0% 9/1/12 (MBIA Insured)	2,750	1,890
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,113
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,670
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,414
6% 6/1/22	1,100	1,182
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,853
0% 8/1/19 (FGIC Insured)	2,270	1,033
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	22,420	23,655
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,264
5.25% 1/1/13	8,500	8,705
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,828
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,458
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.) 6.125% 8/15/04 (Escrowed to Maturity) (d)	$ 980	$ 1,051
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,673
		1,677,764
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	1,795	1,824
4% 10/1/04	1,620	1,677
		3,501
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	10,000	11,467
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,575,958)	1,692,732
NET OTHER ASSETS - 0.4%	7,425
NET ASSETS - 100%	$ 1,700,157
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.3%
Transportation	16.4
Electric Utilities	14.0
Health Care	10.3
Education	8.2
Water & Sewer	7.1
Special Tax	6.7
Escrowed/Pre-Refunded	6.6
Others* (individually less than 5%)	8.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $339,133,000 and $308,289,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,655,000 or 1.4% of net assets.

Income Tax Information
The fund hereby designates approximately $8,951,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2003

Assets
Investment in securities, at value (cost $1,575,958) - See accompanying schedule		$ 1,692,732
Cash		21,573
Receivable for investments sold		17,979
Receivable for fund shares sold		541
Interest receivable		18,268
Other receivables		11
Total assets		1,751,104

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,873
Payable for fund shares redeemed	1,813
Distributions payable	1,552
Accrued management fee	535
Distribution fees payable	10
Other payables and accrued expenses	164
Total liabilities		50,947

Net Assets		$ 1,700,157
Net Assets consist of:
Paid in capital		$ 1,576,971
Undistributed net investment income		1,389
Accumulated undistributed net realized gain (loss) on investments		5,023
Net unrealized appreciation (depreciation) on investments		116,774
Net Assets		$ 1,700,157

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,093 ÷ 242.46 shares)	$ 12.76

Maximum offering price per share (100/95.25 of $12.76)	$ 13.40
Class T: Net Asset Value and redemption price per share ($1,008 ÷ 78.80 shares)	$ 12.79

Maximum offering price per share (100/96.50 of $12.79)	$ 13.25
Class B: Net Asset Value and offering price per share ($4,462 ÷ 349.71 shares) A	$ 12.76

Class C: Net Asset Value and offering price per share ($7,472 ÷ 585.95 shares) A	$ 12.75

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,682,623 ÷ 131,922.70 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,499 ÷ 117.45 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 80,712
Expenses
Management fee	$ 6,385
Transfer agent fees	1,155
Distribution fees	41
Accounting fees and expenses	383
Non-interested trustees' compensation	6
Custodian fees and expenses	26
Registration fees	107
Audit	53
Legal	15
Miscellaneous	45
Total expenses before reductions	8,216
Expense reductions	(228)	7,988
Net investment income (loss)		72,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,062
Change in net unrealized appreciation (depreciation) on investment securities		17,340
Net gain (loss)		34,402
Net increase (decrease) in net assets resulting from operations		$ 107,126

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,724	$ 70,307
Net realized gain (loss)	17,062	5,791
Change in net unrealized appreciation (depreciation)	17,340	18,857
Net increase (decrease) in net assets resulting from operations	107,126	94,955
Distributions to shareholders from net investment income	(72,090)	(69,767)
Distributions to shareholders from net realized gain	(9,302)	(1,971)
Total distributions	(81,392)	(71,738)
Share transactions - net increase (decrease)	19,962	118,795
Redemption fees	45	84
Total increase (decrease) in net assets	45,741	142,096

Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $1,389 and undistributed net investment income of $512, respectively)	$ 1,700,157	$ 1,654,416

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.303
Net realized and unrealized gain (loss)	.212
Total from investment operations	.515
Distributions from net investment income	(.297)
Distributions from net realized gain	(.058)
Total distributions	(.355)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.65% A
Net investment income (loss)	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.296
Net realized and unrealized gain (loss)	.241
Total from investment operations	.537
Distributions from net investment income	(.289)
Distributions from net realized gain	(.058)
Total distributions	(.347)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.79
Total Return B, C, D	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.247
Net realized and unrealized gain (loss)	.210
Total from investment operations	.457
Distributions from net investment income	(.239)
Distributions from net realized gain	(.058)
Total distributions	(.297)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.42% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.239
Net realized and unrealized gain (loss)	.200
Total from investment operations	.439
Distributions from net investment income	(.231)
Distributions from net realized gain	(.058)
Total distributions	(.289)
Redemption fees added to paid in capitalE	-
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A
Expenses net of voluntary waivers, if any	1.54% A
Expenses net of all reductions	1.53% A
Net investment income (loss)	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 7
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.546 B	.555 B, E	.568 B	.557 B	.569
Net realized and unrealized gain (loss)	.265	.211 E	.832	(.838)	.154
Total from investment operations	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	(.039)	-
Total distributions	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- B	.001 B	-	-	-
Net asset value, end of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total Return A	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.34%	4.47% E	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	18%	13%	16%	35%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended February 28,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.316
Net realized and unrealized gain (loss)	.211
Total from investment operations	.527
Distributions from net investment income	(.309)
Distributions from net realized gain	(.058)
Total distributions	(.367)
Redemption fees added to paid in capitalD	-
Net asset value, end of period	$ 12.76
Total Return B, C	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.49% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 114,690	|
Unrealized depreciation	(707)
Net unrealized appreciation (depreciation)	113,983
Undistributed ordinary income	5,519
Undistributed long-term capital gain	8,493
Total Distributable earnings	$ 127,995
Cost for federal income tax purposes	$ 1,578,749

The tax character of distributions paid was as follows:

	February 28, 2003	February 28, 2002
Ordinary Income	$ 72,491	$ 69,767
Long-term Capital Gains	8,901	1,971
Total	$ 81,392	$ 71,738

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2	$ -
Class T	0%	.25%	1	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	25	25
			$ 41	$ 34

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 12	$ 12
Class T	2	1
Class B*	3	3
Class C*	1	1
	$ 18	$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC) an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1	.09*
Class T	1	.10*
Class B	1	.09*
Class C	2	.10*
Spartan California Municipal Income	1,149.07
Institutional Class	1	.08*
	$ 1,155

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $62.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions - continued

fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $96, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ -
Class T	-
Class B	-
Class C	-
Spartan California Municipal Income	46
Institutional Class	-
$ 46

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2003 A	Year ended February 28, 2002
From net investment income
Class A	$ 46	$ -
Class T	20	-
Class B	44	-
Class C	77	-
Spartan California Municipal Income	71,876	69,767
Institutional Class	27	-
Total	$ 72,090	$ 69,767
From net realized gain
Class A	$ 11	$ -
Class T	5	-
Class B	13	-
Class C	24	-
Spartan California Municipal Income	9,242	1,971
Institutional Class	7	-
Total	$ 9,302	$ 1,971

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended February 28,		Dollars Years ended February 28,
	2003 A	2002	2003 A	2002
Class A
Shares sold	258	-	$ 3,287	$ -
Reinvestment of distributions	1	-	18	-
Shares redeemed	(17)	-	(220)	-
Net increase (decrease)	242	-	$ 3,085	$ -
Class T
Shares sold	124	-	$ 1,594	$ -
Reinvestment of distributions	2	-	22	-
Shares redeemed	(47)	-	(600)	-
Net increase (decrease)	79	-	$ 1,016	$ -
Class B
Shares sold	361	-	$ 4,589	$ -
Reinvestment of distributions	2	-	31	-
Shares redeemed	(13)	-	(171)	-
Net increase (decrease)	350	-	$ 4,449	$ -
Class C
Shares sold	611	-	$ 7,765	$ -
Reinvestment of distributions	6	-	72	-
Shares redeemed	(31)	-	(397)	-
Net increase (decrease)	586	-	$ 7,440	$ -
Spartan California Municipal Income
Shares sold	28,507	39,509	$ 358,744	$ 491,893
Reinvestment of distributions	4,657	4,142	58,599	51,450
Shares redeemed	(33,045)	(34,277)	(414,881)	(424,548)
Net increase (decrease)	119	9,374	$ 2,462	$ 118,795
Institutional Class
Shares sold	136	-	$ 1,744	$ -
Reinvestment of distributions	1	-	17	-
Shares redeemed	(20)	-	(251)	-
Net increase (decrease)	117	-	$ 1,510	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	04/07/03	04/04/03	$0.065

Class T	04/07/03	04/04/03	$0.065

Class B	04/07/03	04/04/03	$0.065

Class C	04/07/03	04/04/03	$0.065

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 13.70% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ASCM-ANN-0403 342599
1.783813.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor California Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income, the original retail class of the fund. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - Inst CL	6.71%	32.15%	79.15%
LB California Municipal Bond	6.70%	33.28%	n/a*
California Municipal Debt Funds Average	5.81%	26.62%	73.18%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of one year or more. You can also compare the Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv CA Municipal Income - Inst CL	6.71%	5.73%	6.00%
LB California Municipal Bond	6.70%	5.91%	n/a*
California Municipal Debt Funds Average	5.81%	4.83%	5.64%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

Fidelity Advisor California Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

August 1, 2002 (commencement of sale of Institutional Class Shares) to February 28,
2003
Dividend returns	2.49%
Capital returns	1.74%
Total returns	4.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Life of Class
Dividends per share	4.10¢	30.86¢
Annualized dividend rate	4.22%	4.20%
30-day annualized yield	3.32%	-
30-day annualized tax equivalent yield	5.63%	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.66 over the past one month, $12.70 over the life of the class, you can compare the class' income distributions over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

While municipal bonds didn't quite match the strong absolute returns of Treasury and high-quality corporate bonds during the past year, a closer look reveals that they were still an outstanding investment during the course of the 12-month period ending February 28, 2003. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 7.67%. Comparatively, the Lehman Brothers Aggregate Bond Index - a gauge of the investment-grade taxable bond market - returned 9.91%, while the Lehman Brothers Treasury and Credit Bond indexes advanced in the neighborhood of 11.50%. But what these numbers don't reveal is that, at times, high-quality, long-term muni bond yields were higher than the yields on 30-year Treasury bonds, plus munis had the added benefit of their tax-free interest advantage. Higher yields and tax-free interest made munis a relative bargain. But that doesn't mean the muni bond market didn't face its share of difficulties during the year. New economic proposals dampened muni bond performance on occasion. Additionally, a tremendous amount of new issuance by state, city and local governments - many of which are facing significant budget shortfalls - could lead to heightened credit risk, although defaults among investment-grade muni issuers are rare.

(Portfolio Manager photograph)
An interview with Doug McGinley, Portfolio Manager of Fidelity Advisor California Municipal Income Fund

Q. How did the fund perform, Doug?

A. For the 12-months ending February 28, 2003, the fund's Institutional Class shares had a total returns of 6.71%. For the same one-year period, the California municipal debt funds average returned 5.81%, according to Lipper Inc., and the Lehman Brothers California Municipal Bond Index returned 6.70%.

Q. What helped the fund outpace its Lipper peer average?

A. It stemmed from a combination of factors, including our focus on high-quality securities, prudent sector selection and advantageous yield-curve positioning. Our emphasis on high-quality securities helped boost performance because investors generally shied away from lower-quality bonds in response to heightened concerns about credit risk amid weak economic conditions. In terms of sector selection, the fund's performance benefited from our focus on select health care and essential services bonds, such as those issued by water and sewer utilities. Some of California's health care facilities and systems saw their share of problems. Fortunately, the fund's health care holdings were concentrated in bonds issued by health care entities with much stronger financial trends due to prudent cost management and higher payments from private insurers, rather than the state-run Medicaid program. Our relatively large weighting in essential services bonds also helped. Because their revenues are, by definition, essential, they were not all that sensitive to the economic slowdown. Our underweighting - compared to the California muni market overall - in general obligation bonds (GOs) issued by the state also helped. Their prices lost ground due to the state's deteriorating fiscal condition and a credit rating downgrade of its debt. Finally, our decisions involving yield-curve exposure - meaning how we positioned the fund in short- and long-term bonds at various points in time - also generally benefited the fund's performance.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Although the California municipal market turned in relatively strong gains for the year, it struggled with volatility . . .

A. That's right - rates and bond yields fluctuated in response to economic and geopolitical news, spiking higher when developments seemed to be positive, and lower when sentiment was more negative. This interest rate volatility made it very difficult for investors who positioned their portfolios based on a view of where rates were headed. Since the direction of rates is very hard to predict on a consistent basis over longer periods of time, our approach is to manage the fund so that its interest rate sensitivity is in line with the California muni market overall. We'd rather concentrate our efforts on adding value in other ways without taking on the additional risk that comes with potentially incorrect interest rate calls.

Q. Were there any disappointments?

A. Probably the biggest disappointment, although it only detracted modestly, was that we weren't able to buy as many so-called "power bonds" as we wanted to last year when they came to market. Subsequently, the bonds - which were issued for the purpose of reimbursing the state for the costs incurred in its energy crisis - performed quite well. Because many investors viewed the bonds as undervalued, their initial offering was oversubscribed, limiting how much we could buy. That said, the power bonds we did own made a positive contribution to performance.

Q. What's your outlook?

A. The supply of California municipals - which I expect to be robust in 2003 - could put some pressure on existing bond prices. The bigger uncertainty is demand. If stocks rally, some investors may sell munis. Interest rates, of course, will be the main factor driving the market. I think it's important for shareholders to realize that, with interest rates currently at such low levels, it will be difficult for nearly every type of bond - not just munis - to replicate the kinds of returns they've enjoyed over the past two years. Since I don't forecast the direction of rates, I will manage the interest rate sensitivity of the portfolio to approximate that of the Lehman Brothers index and focus on buying bonds that our research indicates are undervalued with the intention of holding them until they are more fully valued.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of February 28, 2003, more than $1.7 billion

Manager: Doug McGinley, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on opportunities in the California muni market:

"Not surprisingly, perhaps, the state of California is the biggest municipal bond issuer in the California municipal market. Despite its overwhelming influence over the state's muni market, we've found a number of ways to help insulate the fund's performance from the growing set of problems that the state is currently encountering. Over the past year, for example, we've tended to favor bonds issued by providers of essential services - such as water and sewer - because they generally have little reliance on the state for funding and their revenues are less susceptible to the economic slowdown. Bonds issued by higher education institutions also tend to be more resilient to an economic downturn, although we approached this group very selectively because public colleges and universities in particular are facing cutbacks in state funding. Health care is another area that may suffer declining state aid as the state pares Medicaid spending, so we've taken a very selective approach there as well. In addition to these economically resilient types of bonds, we also look for general obligation bonds issued by cities and counties - there are literally hundreds of choices in this category - that enjoy relatively strong economic conditions and reasonable fiscal stability."

Annual Report

Investment Changes

Top Five Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.3	26.3
Transportation	16.4	15.5
Electric Utilities	14.0	11.4
Health Care	10.3	9.6
Education	8.2	6.6
Average Years to Maturity as of February 28, 2003
		6 months ago
Years	13.9	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	7.0	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
AAA 58.8%	AAA 59.5%
AA,A 32.2%	AA,A 32.4%
BBB 6.9%	BBB 6.2%
Not Rated 1.7%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments February 28, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.7%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 439
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,713
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,031
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,368
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,195
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,437
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,365
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	786
5% 4/1/10	1,640	1,829
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,296
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	3,500	3,585
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,058
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,880
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,658
0% 8/1/12 (AMBAC Insured)	2,800	1,931
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series AA, 5% 12/1/20 (FGIC Insured) (a)	9,515	10,033
Series J1:
7% 12/1/12	730	920
7% 12/1/12 (Escrowed to Maturity) (d)	270	351
Series S, 5% 12/1/19	3,160	3,293
Series Y:
5.25% 12/1/15 (FGIC Insured) (a)	5,000	5,563
5.25% 12/1/17 (FGIC Insured) (a)	5,000	5,501
5.25% 12/1/19 (FGIC Insured) (a)	5,000	5,431
California Dept. Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	20,600	23,297
5.5% 5/1/08	5,000	5,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. Wtr. Resources Pwr. Supply Rev. Series A: - continued
5.875% 5/1/16	$ 3,900	$ 4,370
6% 5/1/14	7,500	8,577
California Edl. Facilities Auth. Rev.:
(California Institute of Technology Proj.) Series A, 5% 10/1/32	2,275	2,325
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (c)	4,090	4,372
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,184
(Claremont McKenna College Proj.) 5% 11/1/29	5,000	5,092
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,228
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	2,500	2,489
5.75% 9/15/30	13,735	14,741
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,788
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	1,650	1,863
5.25% 9/1/17 (AMBAC Insured)	1,000	1,132
5.25% 9/1/26	7,910	8,364
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,024
5.125% 2/1/30	6,000	5,988
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,675
Series O, 5.125% 1/1/31	8,630	8,830
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,472
Series C, 5.125% 10/1/28	7,725	7,972
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	2,051
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,700
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,404
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,476
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,133
5% 11/1/07	25,000	27,734
5% 11/1/12	14,850	15,987
5% 10/1/18	3,000	3,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/18	$ 9,245	$ 9,502
5.25% 10/1/09	2,150	2,400
5.25% 10/1/14	300	317
5.25% 10/1/17	1,500	1,562
5.375% 10/1/28	4,250	4,347
5.5% 3/1/12 (MBIA Insured)	5,000	5,671
5.5% 6/1/28	5,000	5,147
5.625% 5/1/26	4,000	4,155
5.75% 10/1/10	7,325	8,377
5.75% 12/1/10	2,500	2,866
5.75% 5/1/30	3,080	3,248
6.5% 2/1/08	4,000	4,639
6.6% 2/1/09	14,355	16,860
6.6% 2/1/11 (MBIA Insured)	1,100	1,329
6.75% 8/1/10	5,675	6,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,321
Series A:
4.5% 7/1/03	1,210	1,218
4.5% 7/1/04	1,500	1,545
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,822
6.25% 12/1/34	15,905	16,943
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	4,720	4,771
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	65
Series 1983 A, 0% 2/1/15	8,187	2,884
Series I, 4.95% 8/1/28 (MBIA Insured) (c)	1,160	1,167
Series J, 4.85% 8/1/27 (MBIA Insured) (c)	2,600	2,684
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	2,500	2,706
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,103
5.25% 2/1/32 (AMBAC Insured)	6,295	6,559
5.25% 6/1/30 (MBIA Insured)	1,700	1,751
5.5% 6/1/20 (MBIA Insured)	1,780	1,949
5.5% 6/1/21 (MBIA Insured)	4,780	5,209
5.5% 6/1/22 (MBIA Insured)	5,040	5,479
5.5% 6/1/23 (MBIA Insured)	5,320	5,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
5.5% 6/1/24 (MBIA Insured)	$ 5,610	$ 6,037
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (c)	7,000	7,279
5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (b)(c)	11,500	11,772
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,692
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,619
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,426
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,174
5.5% 6/1/19	3,000	3,124
6% 6/1/07	1,590	1,813
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,345
5.375% 11/1/13	5,055	5,427
5.375% 11/1/14	5,000	5,344
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,500
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,445
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,278
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,322
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	1,210	1,316
6.5% 9/1/04	1,090	1,166
Series B:
5.5% 6/1/19	1,650	1,697
6.4% 12/1/09	3,700	4,408
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	$ 1,000	$ 1,136
5.375% 11/1/18 (AMBAC Insured)	1,000	1,107
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,321
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	2,470	2,943
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (b)	5,000	5,143
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (b)	26,000	26,983
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,817
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,719
5.5% 7/1/23	3,000	3,038
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,111
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (d)	5,000	5,446
5.616% 7/1/13 (MBIA Insured)	10,000	10,257
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,925	4,350
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,997
5.5% 7/1/07	1,425	1,590
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (b)(c)	3,000	3,057
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	967
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,881
7% 8/1/13 (MBIA Insured)	4,740	6,089
7.25% 8/1/07 (MBIA Insured)	1,755	2,127
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	4,800	4,955
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Clovis Unified School District (Election 2001 Proj.) Series B:
0% 8/1/26 (FGIC Insured)	$ 1,750	$ 509
0% 8/1/27 (FGIC Insured)	2,500	686
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (d)	6,805	4,509
0% 11/1/14 (Escrowed to Maturity) (d)	3,000	1,891
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	819
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	929
5% 4/1/11	2,000	2,080
5% 4/1/12	4,210	4,346
5% 4/1/13	1,830	1,868
5.25% 4/1/09	1,600	1,703
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,475	1,505
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,058
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	541
0% 10/1/25 (AMBAC Insured)	1,665	508
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	771
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (d)	3,000	1,769
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	3,500	1,955
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	671
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,712
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	1,028
0% 10/1/26 (MBIA Insured)	2,290	660
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,389
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
5% 8/1/21 (FGIC Insured)	$ 2,000	$ 2,097
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/05 (Escrowed to Maturity) (d)	1,000	973
0% 1/1/15 (Escrowed to Maturity) (d)	18,500	11,163
0% 1/1/18 (Escrowed to Maturity) (d)	1,000	508
5% 1/1/35 (MBIA Insured)	16,070	16,281
5.5% 1/15/08 (MBIA Insured)	8,945	10,190
5.75% 1/15/40	3,000	3,036
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	817
Fullerton Joint Union High School District Series A, 5% 8/1/18 (FSA Insured)	1,000	1,065
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,091
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,740
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	2,000	2,045
6.75% 6/1/39	8,000	7,893
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	620	738
7.3% 9/1/11 (MBIA Insured)	555	709
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (c)	4,270	4,730
Series A:
5.5% 5/15/08 (FGIC Insured) (c)	8,780	9,921
6% 5/15/09 (FGIC Insured) (c)	3,300	3,787
6% 5/15/10 (FGIC Insured) (c)	1,000	1,155
6% 5/15/12 (FGIC Insured) (c)	3,500	4,053
5.125% 5/15/13 (c)	12,450	12,805
5.5% 5/15/11 (MBIA Insured) (c)	700	751
5.5% 5/15/15 (MBIA Insured) (c)	3,710	3,999
5.75% 5/15/07 (MBIA Insured) (c)	5,345	5,855
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured)	$ 2,605	$ 3,083
6% 12/1/15 (AMBAC Insured)	3,095	3,742
6% 12/1/16 (AMBAC Insured)	3,285	3,974
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	3,770	2,933
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (d)	6,400	4,743
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (d)	3,380	2,254
(Disney Parking Proj.):
0% 3/1/10	2,000	1,533
0% 3/1/11	1,950	1,411
0% 3/1/12	2,180	1,489
0% 3/1/13	6,490	4,125
0% 3/1/18	3,000	1,414
0% 3/1/19	3,175	1,406
0% 3/1/20	1,000	417
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,434
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,661
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,217
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (c)	1,000	1,068
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	17,190
5.4% 11/15/31 (MBIA Insured)	1,875	1,946
4.75% 8/15/12 (FGIC Insured)	2,915	3,021
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (d)	3,120	3,234
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (d)	1,395	1,429
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	153
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (d)	1,650	1,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (d)	$ 195	$ 206
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,209
5.5% 10/15/10	2,630	2,998
5.5% 10/15/11 (MBIA Insured)	3,670	4,143
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,968
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (c)	3,000	3,349
5.5% 8/1/07 (AMBAC Insured) (c)	4,740	5,345
Series B:
5.25% 11/1/06 (c)	7,380	8,221
5.25% 11/1/07 (c)	4,290	4,751
5.25% 11/1/10 (c)	9,105	9,867
5.25% 11/1/11 (c)	7,095	7,633
5.3% 8/1/06 (c)	2,000	2,216
5.5% 8/1/08 (c)	1,505	1,654
7.6% 10/1/18 (Escrowed to Maturity) (d)	14,810	19,497
Los Angeles Unified School District Series A, 5.25% 7/1/14 (MBIA Insured) (a)	5,000	5,621
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (d)	2,480	3,137
Series I:
5% 7/1/13 (MBIA Insured)	1,500	1,646
5% 7/1/15 (MBIA Insured)	2,000	2,161
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	794
Marin Muni. Wtr. District Wtr. Rev. 5% 7/1/19 (AMBAC Insured)	1,000	1,061
Metro. Wtr. District Southern California Wtrwks. Rev. Series A:
4.75% 7/1/22	5,000	5,058
5% 7/1/26	16,500	16,735
5% 7/1/30 (MBIA Insured)	3,500	3,550
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	861
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,660
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,687
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,006
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	2,270	1,761
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	489
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,232
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,678
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	966
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,679
12% 8/1/17 (FSA Insured)	1,000	1,822
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,685
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (d)	3,825	5,253
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,980
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,498
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (d)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,356
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,802
0% 8/1/09 (MBIA Insured)	3,260	2,662
0% 8/1/10 (MBIA Insured)	3,255	2,510
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (c)	2,000	2,109
5.5% 7/1/11 (MBIA Insured) (c)	4,000	4,430
6% 7/1/05 (MBIA Insured) (c)	3,000	3,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Orange County Arpt. Rev.: - continued
6% 7/1/07 (MBIA Insured) (c)	$ 9,135	$ 10,446
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (c)	3,620	4,166
5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,580
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,222
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	1,000	1,037
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,052
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,396
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	8,830	8,597
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,196
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,960	2,044
6.15% 9/2/12	12,205	12,663
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (d)	4,535	5,258
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (c)	9,335	9,355
5.5% 11/1/20 (FGIC Insured) (c)	3,405	3,715
5% 11/1/15 (MBIA Insured) (c)	5,850	6,264
5% 11/1/17 (MBIA Insured) (c)	3,355	3,554
5% 11/1/18 (MBIA Insured) (c)	2,740	2,907
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	300	288
0% 11/1/06 (MBIA Insured)	2,890	2,697
0% 11/1/07 (MBIA Insured)	4,250	3,808
Series G:
5.375% 11/1/08 (MBIA Insured) (c)	1,805	2,038
6% 11/1/07 (MBIA Insured) (c)	1,650	1,904
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,710
0% 6/1/08 (FGIC Insured)	1,300	1,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	$ 105	$ 108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	5,000	5,158
6.5% 6/1/12 (MBIA Insured)	15,500	18,554
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,249
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,170
5% 10/1/08	1,135	1,222
5% 10/1/09	1,140	1,216
5.1% 10/1/10	1,245	1,322
5.25% 10/1/12	1,375	1,447
5.5% 10/1/22	4,500	4,627
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	449
0% 8/1/25 (FGIC Insured)	2,725	839
0% 8/1/26 (FGIC Insured)	1,365	397
0% 8/1/27 (FGIC Insured)	1,500	412
Roseville City School District:
0% 8/1/25 (FGIC Insured) (a)	1,745	527
0% 8/1/27 (FGIC Insured) (a)	1,940	520
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,276
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,157
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	700	711
6.375% 7/1/10	700	764
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	1,000	1,116
5.25% 8/15/14 (FSA Insured)	1,750	1,947
5.25% 8/15/15 (FSA Insured)	1,660	1,832
5.25% 8/15/16 (FSA Insured)	1,500	1,644
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,178
Series M, 5.25% 7/1/28	6,500	6,629
5.3% 11/15/05 (FSA Insured)	8,900	9,342
5.4% 11/15/06 (FSA Insured)	32,800	34,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
5.45% 11/15/08 (FGIC Insured)	$ 17,700	$ 18,520
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,635
6.5% 7/1/06	4,500	5,063
6.5% 7/1/07	2,000	2,261
6.5% 7/1/08	1,000	1,124
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,500	10,996
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,565
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,145
5% 10/1/05	1,270	1,378
5% 10/1/07	1,400	1,555
5% 10/1/09	1,545	1,707
5.25% 10/1/11	1,705	1,886
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	5,000	5,689
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,670
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	9,000	9,176
6% 7/1/19 (MBIA Insured)	1,000	1,211
6.05% 7/1/18 (MBIA Insured)	2,290	2,788
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,840
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,087
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,682
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,314
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,779
5.25% 1/1/19 (AMBAC Insured) (c)	4,750	5,011
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (c)	2,000	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (c)	$ 2,805	$ 3,024
5.3% 5/1/06 (MBIA Insured) (c)	3,680	4,055
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (c)	1,625	1,796
Issue 15A:
5.5% 5/1/07 (FSA Insured) (c)	5,680	6,365
5.5% 5/1/09 (FSA Insured) (c)	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (c)	5,035	5,411
5.5% 5/1/06 (FSA Insured) (c)	1,850	2,047
5.5% 5/1/08 (FSA Insured) (c)	2,945	3,310
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (c)	3,280	3,577
6% 5/1/05 (MBIA Insured) (c)	2,375	2,590
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (c)	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (c)	2,755	3,096
Issue 3, 6.1% 5/1/13 (MBIA Insured) (c)	2,650	2,723
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (c)	2,750	2,951
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (c)	2,935	3,289
5.5% 5/1/08 (MBIA Insured) (c)	4,045	4,546
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,142
Series A:
0% 8/1/08 (FGIC Insured)	1,085	937
0% 8/1/09 (FGIC Insured)	1,085	889
0% 8/1/10 (FGIC Insured)	1,085	840
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	5,000	1,479
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,751
0% 1/15/15 (MBIA Insured)	5,000	2,929
0% 1/15/31 (MBIA Insured)	5,000	1,115
5.25% 1/15/30 (MBIA Insured)	8,600	8,972
5.5% 1/15/28	1,060	1,032
0% 1/1/12 (Escrowed to Maturity) (d)	15,000	10,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	$ 1,000	$ 1,111
5.25% 3/1/16 (FGIC Insured)	2,040	2,226
5.25% 3/1/17 (FGIC Insured)	3,000	3,255
Series B, 5% 3/1/09 (FSA Insured) (c)	5,395	5,877
5.875% 3/1/07 (FGIC Insured)	1,905	2,081
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,181
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	4,500	1,468
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	694
0% 9/1/24 (FGIC Insured)	3,500	1,142
0% 9/1/25 (FGIC Insured)	1,490	456
0% 9/1/26 (FGIC Insured)	1,500	434
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,429
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,105
5.75% 8/1/30 (FGIC Insured)	7,490	8,193
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,950
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	3,015
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,629
6% 8/1/29 (FGIC Insured)	6,770	7,716
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	2,200	2,666
7.25% 8/1/12 (MBIA Insured)	1,865	2,390
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured) (a)	1,145	1,269
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,243
Saugus Union School District Series A, 5% 8/1/20 (FGIC Insured)	1,000	1,055
Shasta Union High School District 0% 8/1/26 (FGIC Insured)	1,000	291
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	$ 3,890	$ 4,753
8% 8/15/09 (FGIC Insured)	3,650	4,715
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	1,400	1,695
6.75% 7/1/11	6,500	7,916
7% 7/1/05	920	926
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (d)	1,000	1,025
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,087
Sulpher Springs Unified School District Series A:
0% 9/1/08 (MBIA Insured)	4,745	4,076
0% 9/1/09 (MBIA Insured)	2,485	2,024
0% 9/1/12 (MBIA Insured)	2,750	1,890
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,113
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,670
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,414
6% 6/1/22	1,100	1,182
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,853
0% 8/1/19 (FGIC Insured)	2,270	1,033
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (e)	22,420	23,655
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,264
5.25% 1/1/13	8,500	8,705
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,828
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,458
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.) 6.125% 8/15/04 (Escrowed to Maturity) (d)	$ 980	$ 1,051
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,673
		1,677,764
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	1,795	1,824
4% 10/1/04	1,620	1,677
		3,501
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (a)	10,000	11,467
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,575,958)	1,692,732
NET OTHER ASSETS - 0.4%	7,425
NET ASSETS - 100%	$ 1,700,157
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.3%
Transportation	16.4
Electric Utilities	14.0
Health Care	10.3
Education	8.2
Water & Sewer	7.1
Special Tax	6.7
Escrowed/Pre-Refunded	6.6
Others* (individually less than 5%)	8.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $339,133,000 and $308,289,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,655,000 or 1.4% of net assets.

Income Tax Information
The fund hereby designates approximately $8,951,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2003

Assets
Investment in securities, at value (cost $1,575,958) - See accompanying schedule		$ 1,692,732
Cash		21,573
Receivable for investments sold		17,979
Receivable for fund shares sold		541
Interest receivable		18,268
Other receivables		11
Total assets		1,751,104

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,873
Payable for fund shares redeemed	1,813
Distributions payable	1,552
Accrued management fee	535
Distribution fees payable	10
Other payables and accrued expenses	164
Total liabilities		50,947

Net Assets		$ 1,700,157
Net Assets consist of:
Paid in capital		$ 1,576,971
Undistributed net investment income		1,389
Accumulated undistributed net realized gain (loss) on investments		5,023
Net unrealized appreciation (depreciation) on investments		116,774
Net Assets		$ 1,700,157

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,093 ÷ 242.46 shares)	$ 12.76

Maximum offering price per share (100/95.25 of $12.76)	$ 13.40
Class T: Net Asset Value and redemption price per share ($1,008 ÷ 78.80 shares)	$ 12.79

Maximum offering price per share (100/96.50 of $12.79)	$ 13.25
Class B: Net Asset Value and offering price per share ($4,462 ÷ 349.71 shares) A	$ 12.76

Class C: Net Asset Value and offering price per share ($7,472 ÷ 585.95 shares) A	$ 12.75

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,682,623 ÷ 131,922.70 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,499 ÷ 117.45 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 80,712
Expenses
Management fee	$ 6,385
Transfer agent fees	1,155
Distribution fees	41
Accounting fees and expenses	383
Non-interested trustees' compensation	6
Custodian fees and expenses	26
Registration fees	107
Audit	53
Legal	15
Miscellaneous	45
Total expenses before reductions	8,216
Expense reductions	(228)	7,988
Net investment income (loss)		72,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,062
Change in net unrealized appreciation (depreciation) on investment securities		17,340
Net gain (loss)		34,402
Net increase (decrease) in net assets resulting from operations		$ 107,126

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,724	$ 70,307
Net realized gain (loss)	17,062	5,791
Change in net unrealized appreciation (depreciation)	17,340	18,857
Net increase (decrease) in net assets resulting from operations	107,126	94,955
Distributions to shareholders from net investment income	(72,090)	(69,767)
Distributions to shareholders from net realized gain	(9,302)	(1,971)
Total distributions	(81,392)	(71,738)
Share transactions - net increase (decrease)	19,962	118,795
Redemption fees	45	84
Total increase (decrease) in net assets	45,741	142,096

Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $1,389 and undistributed net investment income of $512, respectively)	$ 1,700,157	$ 1,654,416

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.303
Net realized and unrealized gain (loss)	.212
Total from investment operations	.515
Distributions from net investment income	(.297)
Distributions from net realized gain	(.058)
Total distributions	(.355)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A
Expenses net of voluntary waivers, if any	.66% A
Expenses net of all reductions	.65% A
Net investment income (loss)	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 3
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.296
Net realized and unrealized gain (loss)	.241
Total from investment operations	.537
Distributions from net investment income	(.289)
Distributions from net realized gain	(.058)
Total distributions	(.347)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.79
Total Return B, C, D	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.247
Net realized and unrealized gain (loss)	.210
Total from investment operations	.457
Distributions from net investment income	(.239)
Distributions from net realized gain	(.058)
Total distributions	(.297)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 12.76
Total Return B, C, D	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.42% A
Net investment income (loss)	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended February 28,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.239
Net realized and unrealized gain (loss)	.200
Total from investment operations	.439
Distributions from net investment income	(.231)
Distributions from net realized gain	(.058)
Total distributions	(.289)
Redemption fees added to paid in capitalE	-
Net asset value, end of period	$ 12.75
Total Return B, C, D	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A
Expenses net of voluntary waivers, if any	1.54% A
Expenses net of all reductions	1.53% A
Net investment income (loss)	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 7
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan California Municipal Income

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.546 B	.555 B, E	.568 B	.557 B	.569
Net realized and unrealized gain (loss)	.265	.211 E	.832	(.838)	.154
Total from investment operations	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	(.039)	-
Total distributions	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- B	.001 B	-	-	-
Net asset value, end of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total Return A	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.34%	4.47% E	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	18%	13%	16%	35%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended February 28,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.316
Net realized and unrealized gain (loss)	.211
Total from investment operations	.527
Distributions from net investment income	(.309)
Distributions from net realized gain	(.058)
Total distributions	(.367)
Redemption fees added to paid in capitalD	-
Net asset value, end of period	$ 12.76
Total Return B, C	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.50% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.49% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (in millions)	$ 1
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions and wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 114,690	|
Unrealized depreciation	(707)
Net unrealized appreciation (depreciation)	113,983
Undistributed ordinary income	5,519
Undistributed long-term capital gain	8,493
Total Distributable earnings	$ 127,995
Cost for federal income tax purposes	$ 1,578,749

The tax character of distributions paid was as follows:

	February 28, 2003	February 28, 2002
Ordinary Income	$ 72,491	$ 69,767
Long-term Capital Gains	8,901	1,971
Total	$ 81,392	$ 71,738

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2	$ -
Class T	0%	.25%	1	-
Class B	.65%	.25%	13	9
Class C	.75%	.25%	25	25
			$ 41	$ 34

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 12	$ 12
Class T	2	1
Class B*	3	3
Class C*	1	1
	$ 18	$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company, Inc. (FSC) an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1	.09*
Class T	1	.10*
Class B	1	.09*
Class C	2	.10*
Spartan California Municipal Income	1,149.07
Institutional Class	1	.08*
	$ 1,155

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $62.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions - continued

fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $96, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ -
Class T	-
Class B	-
Class C	-
Spartan California Municipal Income	46
Institutional Class	-
$ 46

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2003 A	Year ended February 28, 2002
From net investment income
Class A	$ 46	$ -
Class T	20	-
Class B	44	-
Class C	77	-
Spartan California Municipal Income	71,876	69,767
Institutional Class	27	-
Total	$ 72,090	$ 69,767
From net realized gain
Class A	$ 11	$ -
Class T	5	-
Class B	13	-
Class C	24	-
Spartan California Municipal Income	9,242	1,971
Institutional Class	7	-
Total	$ 9,302	$ 1,971

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended February 28,		Dollars Years ended February 28,
	2003 A	2002	2003 A	2002
Class A
Shares sold	258	-	$ 3,287	$ -
Reinvestment of distributions	1	-	18	-
Shares redeemed	(17)	-	(220)	-
Net increase (decrease)	242	-	$ 3,085	$ -
Class T
Shares sold	124	-	$ 1,594	$ -
Reinvestment of distributions	2	-	22	-
Shares redeemed	(47)	-	(600)	-
Net increase (decrease)	79	-	$ 1,016	$ -
Class B
Shares sold	361	-	$ 4,589	$ -
Reinvestment of distributions	2	-	31	-
Shares redeemed	(13)	-	(171)	-
Net increase (decrease)	350	-	$ 4,449	$ -
Class C
Shares sold	611	-	$ 7,765	$ -
Reinvestment of distributions	6	-	72	-
Shares redeemed	(31)	-	(397)	-
Net increase (decrease)	586	-	$ 7,440	$ -
Spartan California Municipal Income
Shares sold	28,507	39,509	$ 358,744	$ 491,893
Reinvestment of distributions	4,657	4,142	58,599	51,450
Shares redeemed	(33,045)	(34,277)	(414,881)	(424,548)
Net increase (decrease)	119	9,374	$ 2,462	$ 118,795
Institutional Class
Shares sold	136	-	$ 1,744	$ -
Reinvestment of distributions	1	-	17	-
Shares redeemed	(20)	-	(251)	-
Net increase (decrease)	117	-	$ 1,510	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares)
to February 28, 2003.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Spartan California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan California Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	04/07/03	04/04/03	$0.065

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 13.70% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
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